               September 30, 2004

               GROWTH & CORE
                Janus Adviser Growth Fund
                Janus Adviser Capital Appreciation Fund
                Janus Adviser Mid Cap Growth Fund
                Janus Adviser Growth and Income Fund
                Janus Adviser Core Equity Fund
                Janus Adviser Balanced Fund

               INTERNATIONAL & GLOBAL
                Janus Adviser Worldwide Fund
                Janus Adviser International Growth Fund
                Janus Adviser Foreign Stock Fund
                  (Formerly named Janus Adviser
                  International Value Fund)

               VALUE
                Janus Adviser Mid Cap Value Fund
                Janus Adviser Small Company Value Fund
                  (Formerly named Janus Adviser
                  Small Cap Value Fund)

               RISK-MANAGED
                Janus Adviser Risk-Managed Growth Fund
                  (Formerly named Janus Adviser
                  Risk-Managed Large Cap Growth Fund)
                Janus Adviser Risk-Managed Core Fund
                  (Formerly named Janus Adviser
                  Risk-Managed Large Cap Core Fund)

               FIXED-INCOME
                Janus Adviser Flexible Income Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES
                                 CLASS R SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares and Class R Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, a subadviser is responsible for the day-to-day operations of certain Funds. The name changes for Janus Adviser Foreign Stock Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund were effective November 28, 2003.

     Shares of the Funds may generally be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.

     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated September 30, 2004, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor or other financial intermediary.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Portfolio Turnover, Investment
                Policies and Restrictions, and Investment
                Strategies and Risks...........................    2
                Investment Adviser and Subadvisers.............   46
                Custodian, Transfer Agent and Certain
                Affiliations...................................   78
                Portfolio Transactions and Brokerage...........   82
                Trustees and Officers..........................   91
                Shares of the Trust............................  106
                   Net Asset Value Determination...............  106
                   Purchases...................................  107
                   Distribution and Shareholder Servicing
                   Plans.......................................  111
                   Redemptions.................................  115
                Income Dividends, Capital Gains Distributions
                and Tax Status.................................  119
                Principal Shareholders.........................  121
                Miscellaneous Information......................  134
                   Shares of the Trust.........................  135
                   Shareholder Meetings........................  135
                   Voting Rights...............................  136
                   Independent Registered Public Accounting
                   Firm........................................  137
                   Registration Statement......................  137
                Financial Statements...........................  138
                Appendix A.....................................  139
                   Explanation of Rating Categories............  139

CLASSIFICATION, PORTFOLIO TURNOVER, INVESTMENT
POLICIES AND RESTRICTIONS, AND INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

               Each Fund is a series of Janus Adviser Series (the "Trust"), an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Capital Appreciation Fund and Foreign Stock Fund are classified as nondiversified. Growth Fund, Mid Cap Growth Fund, Growth and Income Fund, Core Equity Fund, Balanced Fund, Worldwide Fund, International Growth Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund and Flexible Income Fund are all classified as diversified.

               SUBADVISERS

               FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Fund.

               FUND SUBADVISED BY BAY ISLE. Bay Isle Financial LLC ("Bay Isle") is the investment subadviser for Small Company Value Fund.

               FUNDS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for Risk-Managed Growth Fund and Risk-Managed Core Fund (together, the "Risk-Managed Funds").

PORTFOLIO TURNOVER

               The portfolio turnover rate for Worldwide Fund for fiscal year ended July 31, 2004 was 153% compared to 95% for fiscal year ended July 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in the Fund's portfolio manager.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of
               (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policy (1), which applies only to the Funds specifically listed in that policy.

               (1) With respect to 75% of its total assets, Janus Adviser Growth Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser Core Equity Fund, Janus Adviser Balanced Fund, Janus Adviser Worldwide Fund, Janus Adviser International Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Risk-Managed Core Fund and Janus Adviser Flexible Income Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               Each Fund may not:

               (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. Government securities).

               (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

               (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (7) Borrow money except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Fund.

               The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

               (a) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Fund except Janus Adviser Flexible Income Fund may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

               (b) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

               (c) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

               (d) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (e) The Funds may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

               For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

               BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund will normally be invested in fixed-income senior securities.

               FLEXIBLE INCOME FUND. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position

               As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

               The Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Funds may use futures and options contracts and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Funds' otherwise applicable percentage limits, policies or its normal investment emphasis, when INTECH believes market, economic or political conditions warrant a temporary defensive position.

Illiquid Investments

               Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.

               If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

               Each Fund except Janus Adviser Flexible Income Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly-traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, however, the Funds will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities

               Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:

               CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk.

               POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

               REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               EMERGING MARKETS. The Funds, particularly Worldwide Fund, International Growth Fund and Foreign Stock Fund, may invest in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.

Short Sales

               Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

               Each Fund except Janus Adviser Flexible Income Fund may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Funds' losses are potentially unlimited in cases where the Fund is unable to close out its short position.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

               Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for Flexible Income
               Fund) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

               Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

               Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

               The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

               Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

               Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

               The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses) and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders.
               Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition,
               Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

               Investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their
               NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

               The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

               Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

               To the extent permitted by its investment objective and policies, each Fund, particularly Flexible Income Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United

               States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

               The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

               Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

               VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

               In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

               STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

               TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

               STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

               In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

               A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

               Within the parameters of its specific investment policies, no Fund intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Rating Service or Ba or lower by Moody's Investors Service, Inc.), and Mid Cap Growth Fund, Core Equity Fund, Foreign Stock Fund, Mid Cap Value Fund and Small Company Value Fund will, under normal circumstances, each limit its investment in such bonds to less than 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

               Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

               Please refer to the "Explanation of Rating Categories" section of this Statement of Additional information for a description of bond rating categories.

Defaulted Securities

               A Fund may hold defaulted securities if its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

               FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

               DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

               OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments

               FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the

               FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

               The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

               Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

               The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

               If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

               Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

               OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full

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

               amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

               The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

               FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

               The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for non-hedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

               The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

               OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

               Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

               The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

               Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

               The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

               The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

               A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

               A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

               The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

               The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

               The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

               A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

               An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

               A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

               The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

               A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

               A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

               A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a non-hedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

               EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

               SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

               The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

               There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

               A Fund may enter into credit default swap agreements for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

               A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case that Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

               ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

               Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

               The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

               In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

               A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

               As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly-traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital with the remaining 5% held by Janus Management Holdings Corporation.

               Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds. As discussed below, Janus Capital has delegated certain of these duties to INTECH, Perkins and Bay Isle pursuant to Subadvisory Agreements between Janus Capital and each Subadviser.

               In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of September 30, 2004, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Piper Jaffray & Co. and

               Wachovia Securities LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

               In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Funds. These fees may be in addition to fees paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.

               Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Funds.

               The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.

               The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund.

               Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Fund's management fee, as set forth in each Fund's Investment Advisory Agreement with Janus Capital and as shown below.

                                                               Management Fees
                                  Average Daily Net        Before            After
Fund Name                           Assets of Fund      Reduction (%)    Reduction (%)
--------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                     All Asset Levels          0.65             0.64
  Capital Appreciation Fund       All Asset Levels          0.65             0.64
  Mid Cap Growth Fund             All Asset Levels          0.65             0.64
  Growth and Income Fund          All Asset Levels          0.65             0.62
  Core Equity Fund                All Asset Levels          0.65             0.60
  Balanced Fund                   All Asset Levels          0.65             0.55
INTERNATIONAL & GLOBAL
  Worldwide Fund                  All Asset Levels          0.65             0.60
  International Growth Fund       All Asset Levels          0.65             0.64
  Foreign Stock Fund(1)           All Asset Levels          0.65             0.64
VALUE
  Mid Cap Value Fund(2)           All Asset Levels          0.65             0.64
  Small Company Value
    Fund(3)(4)                    All Asset Levels          0.75             0.74
RISK-MANAGED
  Risk-Managed Growth Fund(5)     All Asset Levels          0.65             0.50
  Risk-Managed Core Fund(6)       All Asset Levels          0.65             0.50
FIXED-INCOME
  Flexible Income Fund            First $300 Million        0.65             0.50
                                  Over $300 Million         0.55             0.40

(1) Formerly named International Value Fund.
(2) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
(3) Formerly named Small Cap Value Fund.
(4) The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.
(5) Formerly named Risk-Managed Large Cap Growth Fund.
(6) Formerly named Risk-Managed Large Cap Core Fund.

               Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-1), as well as the administrative services fee applicable to Class I Shares and Class R Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rates shown below. For information about how these expense limits affect the total expenses of each class of the Funds, see the table in the Fees and Expenses section of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2005.

                                  Expense Limit     Expense Limit
                                  Percentage (%)    Percentage (%)
                                      Before            As of
Fund Name                          July 1, 2004      July 1, 2004
------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                          0.67              0.66
  Capital Appreciation Fund            0.68              0.67
  Mid Cap Growth Fund                  0.66              0.65
  Growth and Income Fund               1.02              0.99
  Core Equity Fund                     0.75              0.70
  Balanced Fund                        0.67              0.57
INTERNATIONAL & GLOBAL
  Worldwide Fund                       0.70              0.65
  International Growth Fund            0.74              0.73
  Foreign Stock Fund(1)                1.25              1.24
VALUE
  Mid Cap Value Fund                   0.75              0.74
  Small Company Value Fund(2)          1.25              1.24
RISK-MANAGED
  Risk-Managed Growth Fund(3)          0.75              0.60
  Risk-Managed Core Fund(4)            0.75              0.60
FIXED-INCOME
  Flexible Income Fund                 0.70              0.55

(1) Formerly named International Value Fund.
(2) Formerly named Small Cap Value Fund.
(3) Formerly named Risk-Managed Large Cap Growth Fund.
(4) Formerly named Risk-Managed Large Cap Core Fund.

               The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods ended July 31. The information presented in the table below reflects the management fees in effect during each of the fiscal years or periods shown.

                                      2004                             2003                                   2002
                            ------------------------       ----------------------------            --------------------------
Fund Name                   Advisory Fees   Waivers        Advisory Fees       Waivers             Advisory Fees     Waivers
-----------------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
 Growth Fund                 $2,614,730     $ 82,916        $2,144,257         $105,325             $2,100,137       $ 88,362
 Capital Appreciation Fund   $7,313,473     $      0        $5,039,372         $ 78,493             $3,329,756       $      0
 Mid Cap Growth Fund         $1,510,399     $128,053        $1,522,688         $122,751             $1,913,107       $ 81,336
 Growth and Income Fund      $1,764,641     $      0        $1,616,833         $      0             $1,011,282       $      0
 Core Equity Fund            $  303,857     $101,822        $  202,311         $      0             $   83,649       $      0
 Balanced Fund               $6,151,574     $ 64,359        $5,411,211         $ 30,346             $4,436,635       $126,459
INTERNATIONAL & GLOBAL
 Worldwide Fund              $6,691,504     $215,469        $6,962,232         $371,211             $6,973,107       $ 64,733
 International Growth Fund   $2,733,301     $ 29,598        $3,177,910         $117,427             $3,456,290       $ 51,069
 Foreign Stock Fund(1)       $   18,100     $ 18,100(2)     $   14,191         $ 14,191(2)          $   15,766       $ 15,766(2)
VALUE
 Mid Cap Value Fund          $  102,065     $ 91,723        $   11,980(3)      $ 11,980(2)(3)              N/A            N/A
 Small Company Value
   Fund(4)                   $  109,588     $109,588(2)     $   63,317(5)(6)   $ 63,317(2)(5)(7)    $   26,495(8)    $ 10,255(9)
RISK-MANAGED
 Risk-Managed Growth
   Fund(10)                  $  285,669     $ 63,936        $   48,180(11)     $ 48,180(2)(11)             N/A            N/A
 Risk-Managed Core
   Fund(12)                  $   75,496     $ 75,496(2)     $   30,176(11)     $ 30,176(2)(11)             N/A            N/A
FIXED-INCOME
 Flexible Income Fund        $  646,777     $111,543        $  571,309         $ 98,573             $  209,295       $ 64,947

 (1) Formerly named International Value Fund.
 (2) Fee waiver by Janus Capital exceeded the advisory fee.
 (3) December 31, 2002 (inception) to July 31, 2003.
 (4) Formerly named Small Cap Value Fund.
 (5) October 1, 2002 to July 31, 2003.
 (6) $38,522 of the Advisory Fees for Small Company Value Fund were paid to Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003. The remaining $24,795 were paid to Janus Capital for the period April 21, 2003 to July 31, 2003.
 (7) $38,177 of the Waivers were waived by Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003. The remaining $33,105 were waived by Janus Capital for the period April 21, 2003 to July 31, 2003.
 (8) Fees paid to Berger Financial Group LLC, the Fund's former adviser, for the period March 28, 2002 (inception) to September 30, 2002 (the Fund's former fiscal year end).

 (9) The amount waived by Berger Financial Group LLC, the Fund's former adviser, for the period March 28, 2002 (inception) to September 30, 2002 (the Fund's former fiscal year end).
(10) Formerly named Risk-Managed Large Cap Growth Fund.
(11) January 2, 2003 (inception) to July 31, 2003.
(12) Formerly named Risk-Managed Large Cap Core Fund.

               Each Fund's Advisory Agreement is dated July 1, 2004 and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

SUBADVISERS

               Janus Capital has entered into subadvisory agreements ("Subadvisory Agreements") on behalf of Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund.

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC

               Janus Capital has entered into a subadvisory agreement on behalf of Mid Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois, 60604.

               Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions;
               (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.

               Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.

               Under the Subadvisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.

               Under the Subadvisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Fund (calculated after any fee waivers and expense reimbursements).

               The Subadvisory Agreement with Perkins will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Subadvisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement. Perkins may not terminate the Subadvisory Agreement without cause prior to May 1, 2005, and then only upon three years' notice.

               Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the Trustees that they terminate the Subadvisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Subadvisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.

BAY ISLE FINANCIAL LLC

               Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612, serves as subadviser to Janus Adviser Small Company Value Fund. Bay Isle was the subadviser to the Fund's predecessor until the reorganization of the Berger Small Cap Value Fund II into the Fund.

               Bay Isle: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions;
               (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.

               Bay Isle has been in the investment advisory business since 1987. Bay Isle also serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. Janus Capital indirectly owns 100% of the outstanding voting shares of Bay Isle.

               Under the Subadvisory Agreement between Janus Capital and Bay Isle, Bay Isle is responsible for day-to-day investment operations of Small Company Value Fund. For the Fund, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Bay Isle shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.

               The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Subadvisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

ENHANCED INVESTMENT TECHNOLOGIES, LLC

               Janus Capital has entered into a subadvisory agreement with Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of Risk-Managed Growth Fund and Risk-Managed Core Fund.

               INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, an offshore investment fund and other institutional accounts. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH.

               Under the Subadvisory Agreement between Janus Capital and INTECH, INTECH is responsible for day-to-day investment operations of Risk-Managed Growth Fund and Risk-Managed Core Fund. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Funds; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Subadvisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.

               The Subadvisory Agreement will continue in effect until July 1, 2005, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Subadvisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

               Under each Subadvisory Agreement, the respective subadviser is compensated according to the following schedule:

               Fund                                          Subadviser   Annual Rate
               ----------------------------------------------------------------------
               Mid Cap Value Fund                             Perkins        0.32%(1)
               Small Company Value Fund(2)                    Bay Isle       0.74%(1)
               Risk-Managed Growth Fund(3)                    INTECH         0.26%
               Risk-Managed Core Fund(4)                      INTECH         0.26%

               (1) Net of fee reimbursement.
               (2) Formerly named Small Cap Value Fund.
               (3) Formerly named Risk-Managed Large Cap Growth Fund.
               (4) Formerly named Risk-Managed Large Cap Core Fund.

               During the fiscal year ended July 31, 2004, Mid Cap Value Fund paid subadvisory fees to Perkins of $23,064. The Risk-Managed Funds and Small Company Value Fund pay no fees directly to INTECH or Bay Isle, respectively. Janus Capital pays these subadvisory fees out of its advisory fees.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

               In approving the Funds' Advisory Agreements, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates and Lipper Analytical Services, Inc. At each of those meetings, the Independent Trustees were advised by independent legal counsel.

               Among other things, the Trustees considered information about:

               - the investment objective and strategy of each Fund;

               - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Funds), and its resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital provides to the Funds;

               - the historical investment performance of each Fund and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve each Fund's performance;

               - the structure and rate of advisory fees payable to Janus
                 Capital by the Funds and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;

               - Janus Capital's agreement to discontinue the use of the Funds'
                 portfolio brokerage transactions to obtain research through brokers from third parties;

               - changes in the level of assets in the Funds and of all assets managed by Janus Capital;

               - the competitive market for mutual funds in different
                 distribution channels;

               - the response of Janus Capital to various legal and regulatory proceedings; and

               - the profitability to Janus Capital and its affiliates of their relations with the Funds.

               The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each Fund, head of trading and chief compliance officer. They also engaged an independent consultant to analyze alternative compensation methodologies.

               Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Funds and their shareholders.

APPROVAL OF SUBADVISORY AGREEMENTS

               The continuation of the subadvised Funds' Subadvisory Agreements were unanimously approved by the vote of the Trustees cast in person at a meeting held July 15, 2004. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including:

               - information regarding the subadvisers and their personnel and investment processes;

               - the terms of the Subadvisory Agreements;

               - the scope and quality of the services that the subadvisers provide to the Funds;

               - the historical investment performance of accounts managed by
                 Perkins, Bay Isle and INTECH;

               - the rate of fees paid to the subadvisers by Janus Capital and by other client accounts managed by the subadvisers; and

               - the procedures followed by the subadvisers with respect to portfolio's brokerage and trade allocations.

               In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the continuation of the Subadvisory Agreements and concluded that the compensation under the Subadvisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Perkins and Bay Isle accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. The IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a

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               blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Perkins, the subadviser for Mid Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

               Bay Isle, the subadviser for Small Company Value Fund, may combine orders for multiple clients, including Small Company Value Fund. As a general matter, if an order is not completely filled, partial fills will be allocated pro rata in proportion to each client's original order. However, exceptions may be made in order to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received.

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               INTECH, the subadviser for Risk-Managed Growth Fund and
               Risk-Managed Core Fund, generates regular daily trades for all of its clients, including Risk-Managed Growth Fund and Risk-Managed Core Fund, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer or his designee. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

               Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               Janus Capital, INTECH, Bay Isle and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, Bay Isle and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent

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               with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at www.sec.gov.

               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, Bay Isle and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, Bay Isle and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Bay Isle, Janus Distributors and the Funds and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, Bay Isle and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

               Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions,

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               including transactions in securities that may be purchased or held by the Funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds and to avoid serving their own personal interests ahead of the Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES

               Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Copies of the Funds' policies and procedures are available (i) without charge, upon request, by calling 1-800-525-1068; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

               Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

               Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

               PROXY VOTING PROCEDURES

               Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus

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               Proxy Voting Committee (the "Proxy Voting Committee") in
               consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

               The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

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               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

               BOARD OF DIRECTORS ISSUES

               Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

               AUDITOR ISSUES

               Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

               EXECUTIVE COMPENSATION ISSUES

               Janus Capital reviews executive compensation plans on a case-by-case basis. However, Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

               GENERAL CORPORATE ISSUES

               Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights.

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               Janus Capital will generally oppose proposals seeking to
               implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.

               SHAREHOLDER PROPOSALS

               If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Otherwise, Janus Capital will generally oppose the shareholder proposal.

               A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

Perkins, Wolf, McDonnell and Company LLC
Proxy Voting Summary for Mutual Funds

               Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship, (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

               PROXY VOTING PROCEDURES

               Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on all major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its

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               proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

               The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

               BOARD OF DIRECTORS ISSUES
               Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

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               AUDITOR ISSUES
               Perkins will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

               EXECUTIVE COMPENSATION ISSUES
               Perkins reviews executive compensation plans on a case-by-case basis. However, Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

               GENERAL CORPORATE ISSUES
               Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will review anti-takeover measures on a case-by-case basis. Perkins will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.

               SHAREHOLDER PROPOSALS
               If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Otherwise, Perkins will generally oppose the shareholder proposal.

Bay Isle Financial LLC
Proxy Voting Procedures

               The following represents the procedures for Bay Isle with respect to the voting of proxies on behalf of all mutual funds advised by Bay Isle, for which Bay Isle has voting responsibility and the keeping of records relating to proxy voting.

               GENERAL POLICY. Bay Isle votes proxies in the best interest of its clients. Bay Isle will not accept direction as to how to vote individual proxies for which it has voting responsibility from any

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               other person or organization (other than the research and
               information provided by the Proxy Voting Service).

               PROXY VOTING COMMITTEE. The Bay Isle Investment Committee (the "Committee") develops Bay Isle's positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is chaired by the Chief Investment Officer (CIO). In creating proxy-voting recommendations, the Committee may analyze proxy proposals from the prior year and evaluate whether those proposals would adversely affect shareholders' interests.

               DELEGATION OF PROXY VOTING ADMINISTRATION. Bay Isle has engaged the services of the Investment Accounting Group of Janus Capital to provide the administration for its proxy voting.

               VOTING AND USE OF PROXY VOTING SERVICE. Bay Isle has engaged Institutional Shareholder Services ("ISS"), an independent Proxy Voting Service, to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Bay Isle upon request.

               To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. The Proxy Administrator is responsible for maintaining this documentation. The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Bay Isle input. The Portfolio Administrator solicits feedback from the CIO or the Committee as required. Bay Isle also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

               PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to

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               the Proxy Administrator, the Proxy Administrator will consult with the CIO regarding how the shares will be voted. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the Committee will document how the proxy should be voted and the rationale for such recommendation. If any member of the Committee has had any contact with persons outside of Bay Isle (excluding routine communications with proxy solicitors) regarding the proxy issue, the member will disclose that contact to the Committee. The Committee will then review the voting recommendation. If the Committee believes a conflict exists and that the member's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Bay Isle Chief Investment Officer to determine how to vote.

               CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Bay Isle has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Committee member with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest will be referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined.

REPORTING AND RECORD RETENTION

               Bay Isle will retain records of votes cast on behalf of funds subadvised by Bay Isle and all documents prepared by Bay Isle regarding votes cast in contradiction to the Bay Isle guidelines. In addition, any document prepared by Bay Isle that is material to a proxy voting decision such as the Bay Isle Proxy Voting Guidelines, Proxy Voting Committee materials and other internal

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               research relating to voting decisions will be kept. Proxy
               statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation will be retained for a minimum of 6 years.

GENERAL GUIDELINES

               As a general rule, Bay Isle votes proxies under ISS guidelines, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. However, Bay Isle recognizes that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes and compensation programs may not be "investor friendly" and therefore provide reasons for voting against management.

               As a general matter, Bay Isle maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, Bay Isle recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock), which may result in different voting positions being taken with respect to different proxy statements. In addition, Bay Isle generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, Bay Isle reviews proxy issues on a case-by-case basis as appropriate. Pursuant to such review, Bay Isle has adopted the following guidelines to provide a framework within which the proxies are voted.

               GUIDELINES
               1. Voting rights shall be exercised on all decisions that have a material effect on the value of the security.

               2. Voting rights shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and longer-term consequences.

               3. Voting rights shall be exercised to give the greatest benefit to the shareholder. This includes considering the shareholder's

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                  existing rights and ability to participate in corporate
                  decisions and the accountability of management.

               4. In exercising voting rights, there shall be no undue prejudice in favor of management. The Chief Investment Officer ("CIO") will vote all routine matters and will forward all nonroutine matters to the Investment Committee to determine how the proxy will be voted. If the CIO is not available, the proxy will be forwarded to the investment analyst who follows the company that has issued the proxy. The CIO, based upon the attached Guidelines for Differentiating Routine and Nonroutine Matters, shall make the determination as to whether a matter to be voted on is routine or nonroutine.

               ADHERENCE TO GUIDELINES
               It shall be the responsibility of the Portfolio Manager to determine how all-nonroutine proxies, for which Bay Isle has voting responsibility, shall be voted. In the CIO's absence, the appropriate investment analyst shall make such determination. In so doing, the guidelines set forth herein shall govern. Bay Isle may, at its discretion, adopt proxy voting standards that relate to specific nonroutine proposals that occur in proxy voting on a recurring basis and which are consistent with these guidelines. It is recognized that there may be occasions when, due to special circumstances, there may be exceptions to the guidelines and, consequently, the guidelines shall be applied with a measure of flexibility.

               RECORD KEEPING
               It shall be the responsibility of the CIO to see that records are maintained as to how Bay Isle voted each proposal on each proxy for which Bay Isle was responsible for voting the proxy. This shall include documentation as to the reason for so voting on nonroutine matters if such documentation is deemed necessary. This information shall be made available to Bay Isle's client upon their request.

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GUIDELINES FOR DIFFERENTIATING
ROUTINE AND NONROUTINE MATTERS

               The following guidelines shall be used to assist in determining whether a matter to be voted on is routine or nonroutine under Bay Isle's Proxy Voting Policies and Procedures. This guidance is applicable in cases where we exercise discretion to vote proxies. Of course, our clients may reserve the discretion to vote their own proxies or otherwise provide special written guidelines, which should then be followed notwithstanding the following:

ROUTINE MATTERS

               In general, routine matters should be regarded as those which repeatedly arise in the ordinary course of business for periodic review, approval and/or election and which are not otherwise characterized as nonroutine as noted below. Such matters include, without limitation, uncontested elections and the approval of auditors.

NONROUTINE MATTERS

               Nonroutine matters include those which may materially affect shareholder value or are otherwise unusual in nature, including without limitation restructurings, mergers, acquisitions, takeover attempts, anti-takeover defenses, recapitalization, dilutive actions or matters of social responsibility. Below is a list of issues that require special attention:

               CORPORATE GOVERNANCE
               Classified boards

               Removal of directors for cause or by a super majority vote

               Cumulative voting

               Unequal voting rights proposals (superstock)

               Supermajority proposals

               Actions to limit or abolish shareholder rights to act independently

               Proposals to vote unmarked proxies in favor of management

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               Preemptive rights

               Change the state of incorporation

               Proposals to increase the company's authorized shares

               Shareholder proposals

               TAKEOVER DEFENSE AND RELATED ACTIONS
               Proposals involving tender offers or mergers

               Fair price provisions

               Proposals to introduce or eliminate greenmail provisions

               Proposals to reevaluate in-place "shark-repellents"

               Shareholder rights plans (poison pills)

               COMPENSATION PLANS
               Stock option plans and/or stock appreciation right plans

               Extension of stock option grants to outside directors

               Incentive plans effective in the event of hostile takeovers or mergers (golden and tin parachutes)

               Proposals creating an unusually favorable compensation structure in advance of sale of the company

               Executive severance agreements

               The CIO shall vote all such matters or shall assign an investment analyst to vote on behalf of Bay Isle.

Enhanced Investment Technologies, LLC
Proxy Voting Procedures

               The following represents the procedures for INTECH with respect to the voting of proxies on behalf of all mutual funds advised by INTECH, for which INTECH has responsibility for voting proxies and the keeping of records relating to proxy voting.

               GENERAL POLICY. INTECH takes seriously its responsibilities in the voting of proxies for those clients who have delegated the voting

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               responsibility to INTECH. However, in INTECH's investment
               process, buy and sell decisions are determined solely by a mathematical formula that selects optimal holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS"), an independent Proxy Voting Service, to vote all proxies on behalf of client accounts in accordance with its recommendations (the "ISS Recommendations").

               DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.

               JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with the proxy voting service and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS Recommendations.

               VOTING AND USE OF PROXY VOTING SERVICE. ISS assists in the voting of proxies for INTECH's clients, including Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund. ISS is responsible for coordinating with the mutual funds' custodians to ensure that all proxy materials received by the custodians relating to securities held by the mutual funds are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS Recommendations.

               CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

               - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS Recommendations. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

               - The Janus Investment Accounting Operations Group is not
                 authorized to override any ISS Recommendation.

               - Without limiting the foregoing, the Janus Investment Accounting
                 Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

               - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Operating Officer.

               - All mutual funds are prohibited from investing in securities of
                 Janus Capital or securities of its publicly-traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of the mutual funds which includes, among other things, affiliates of the mutual funds. The trading system is designed to prohibit transactions in all securities on the Restricted List.

               In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Operating Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS Recommendations.

               REPORTING AND RECORD RETENTION. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

               REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.

               For the fiscal years or period ended July 31, the total amounts paid by Class I Shares of the Funds to Janus Services (substantially all of which Janus Services paid out to service providers) are summarized below.

                                              Administrative   Administrative   Administrative
                                                 Services         Services         Services
                                                   Fees             Fees             Fees
Fund Name                                     July 31, 2004    July 31, 2003    July 31, 2002
----------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                   $  999,630       $  821,440       $  807,745
  Capital Appreciation Fund                     $2,768,136       $1,909,052       $1,280,676
  Mid Cap Growth Fund                           $  577,667       $  584,918       $  735,810
  Growth and Income Fund                        $  646,924       $  609,197       $  388,954
  Core Equity Fund                              $   91,444       $   63,875       $   32,173
  Balanced Fund                                 $2,325,650       $2,040,343       $1,706,398
INTERNATIONAL & GLOBAL
  Worldwide Fund                                $2,583,397       $2,676,302       $2,681,964
  International Growth Fund                     $1,047,659       $1,219,527       $1,329,342
  Foreign Stock Fund(1)                         $    6,786       $    5,395       $    6,064
VALUE
  Mid Cap Value Fund                            $   37,292       $    4,155(2)           N/A
  Small Company Value Fund(3)(4)                $   36,094       $    8,257(5)           N/A
RISK-MANAGED
  Risk-Managed Growth Fund(6)                   $  100,429       $   12,933(7)           N/A
  Risk-Managed Core Fund(8)                     $   17,777       $    6,059(7)           N/A
FIXED-INCOME
  Flexible Income Fund                          $  215,485       $  198,148       $   80,498

(1) Formerly named International Value Fund.
(2) December 31, 2002 (inception) to July 31, 2003.
(3) Formerly named Small Cap Value Fund.
(4) Prior to the reorganization, Small Company Value Fund was party to an administrative services agreement with Berger Financial. Berger Financial provided administrative services to the Fund at no cost.
(5) April 21, 2003 (inception) to July 31, 2003.
(6) Formerly named Risk-Managed Large Cap Growth Fund.
(7) January 2, 2003 (inception) to July 31, 2003.
(8) Formerly named Risk-Managed Large Cap Core Fund.

               Since Class R Shares did not commence operations until September 30, 2004, no administrative services fees were paid to Janus Services for the fiscal year ended July 31, 2004.

               Janus Services is not compensated for its services related to Class A Shares and Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

               The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund except Flexible Income Fund and $3.98 per shareholder account for Flexible Income Fund for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations. In addition, the Funds use the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.

               The Trustees have authorized the Funds to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Fund under its waiver agreement, and such Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

               Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at net asset value per share of the relevant Class.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Janus Capital places all portfolio transactions of the Funds, except for the Risk-Managed Funds. With respect to Mid Cap Value Fund, Janus Capital places portfolio transactions solely upon Perkins' direction. With respect to Small Company Value Fund, Janus Capital places portfolio transactions solely upon Bay Isle's direction. With respect to the Risk-Managed Funds, INTECH places portfolio transactions using its proprietary trade system software.

               Janus Capital, Perkins and Bay Isle have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital, Perkins and Bay Isle may be permitted to pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins or Bay Isle, Janus Capital acts on behalf of and in consultation with Perkins and Bay Isle. Those factors include, but are not limited to: Janus Capital's, Perkins' and Bay Isle's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins and Bay
               Isle) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins and Bay Isle, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials and other research products and services that assist Janus Capital, Perkins and Bay Isle, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's, Perkins' and Bay Isle's own research efforts. Because Janus Capital, Perkins and Bay Isle receive a benefit from research they receive from broker-dealers, Janus Capital, Perkins and Bay Isle may have an incentive to continue to use those broker-dealers to effect transactions.

               For the fiscal year or period ended July 31, 2004, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below.

Fund Name                                                    Commissions    Transactions
----------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                 $149,848      $111,763,664
  Capital Appreciation Fund                                   $499,636      $513,980,465
  Mid Cap Growth Fund                                         $ 82,517      $ 64,928,483
  Growth and Income Fund                                      $151,101      $117,605,359
  Core Equity Fund                                            $ 30,852      $ 26,178,287
  Balanced Fund                                               $294,493      $270,930,226
INTERNATIONAL & GLOBAL
  Worldwide Fund                                              $569,269      $478,139,900
  International Growth Fund                                   $ 37,345      $ 23,957,148
  Foreign Stock Fund(1)                                       $     57      $     31,551
VALUE
  Mid Cap Value Fund                                          $ 15,495      $  8,166,925
  Small Company Value Fund(2)                                 $  9,269      $  5,782,040
FIXED-INCOME
  Flexible Income Fund                                        $    --       $         37

(1) Formerly named International Value Fund.
(2) Formerly named Small Cap Value Fund.
Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

               Janus Capital, Perkins and Bay Isle do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital, Perkins and Bay Isle do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, Perkins or Bay Isle and such research may not necessarily be used by Janus Capital, Perkins or Bay Isle in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income clients that normally do not pay brokerage commis-sions. Perkins and Bay Isle may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' and Bay Isle's clients, including Mid Cap Value Fund and Small Company Value Fund, respectively.

               Janus Capital, Perkins and Bay Isle may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or the subadviser directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or the subadviser directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or the subadviser directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and the subadvisers' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and the subadvisers have an incentive to continue to engage in such transactions; however, Janus Capital and the subadvisers only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.

               INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH's opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid. INTECH does not consider research services in selecting brokers. For the Risk-Managed Funds, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

               Janus Capital may consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing Fund business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

               The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Until June 16, 2004, JCGI owned more than 5% of the outstanding securities of DST. By virtue of such ownership, DST was considered an affiliate of JCGI. Janus Capital is a subsidiary of JCGI. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.

               The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal year or period ending on July 31 of each year shown.

Fund Name                                              2004          2003          2002
------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                       $  360,655    $  407,798    $  428,892
  Capital Appreciation Fund                         $  868,186    $  930,751    $  760,881
  Mid Cap Growth Fund                               $  211,022    $  557,244    $  557,244
  Growth and Income Fund                            $  356,900    $  277,668    $  333,157
  Core Equity Fund                                  $   74,971    $   71,702    $   37,773
  Balanced Fund                                     $  930,261    $  868,540    $  778,849
INTERNATIONAL & GLOBAL
  Worldwide Fund                                    $5,116,011    $3,088,747    $2,462,143
  International Growth Fund                         $1,493,832    $1,754,406    $1,491,956
  Foreign Stock Fund(1)                             $    2,204    $    5,943    $    6,705
VALUE
  Mid Cap Value Fund                                $   48,154    $   15,297(2)        N/A
  Small Company Value Fund(3)                       $   30,136    $    6,340(4)        N/A
RISK-MANAGED
  Risk-Managed Growth Fund(5)                       $   43,293    $   24,273(6)        N/A
  Risk-Managed Core Fund(7)                         $   10,420    $    8,906(6)        N/A
FIXED-INCOME
  Flexible Income Fund                              $      509    $      558    $      762

(1) Formerly named International Value Fund.
(2) December 31, 2002 (inception) to July 31, 2003.
(3) Formerly named Small Cap Value Fund.
(4) April 21, 2003 (inception) to July 31, 2003.
(5) Formerly named Risk-Managed Large Cap Growth Fund.
(6) January 2, 2003 (inception) to July 31, 2003.
(7) Formerly named Risk-Managed Large Cap Core Fund.

               Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                                 Commissions Paid
                               through DSTS for the
                                   Period Ended        Reduction of    % of Total      % of Total
Fund Name                         July 31, 2004         Expenses*      Commissions    Transactions
--------------------------------------------------------------------------------------------------
GROWTH & CORE
  Capital Appreciation Fund          $35,374             $26,537             4%              4%
  Mid Cap Growth Fund                $   600             $   450             3%              3%
  Balanced Fund                      $ 3,599             $ 2,700             4%              3%

* The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

                                 Commission Paid                          Commission Paid
                               through DSTS for the                    through DSTS for the
                                   Period Ended       Reduction of         Period Ended          Reduction of
Fund Name                         July 31, 2003        Expenses*          July 31, 2002*          Expenses*
-------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                        $ 4,021            $ 3,017               $   760               $  570
  Capital Appreciation Fund          $11,750            $ 8,815                   --                   --
  Mid Cap Growth Fund                $ 8,292            $ 6,221               $10,038               $7,531
  Growth and Income Fund             $ 3,164            $ 2,374               $    35               $   26
  Core Equity Fund                   $ 1,382            $ 1,037               $    25               $   19
  Balanced Fund                      $16,760            $12,573               $ 1,359               $1,019
INTERNATIONAL & GLOBAL
  Worldwide Fund                     $10,752            $ 8,066               $ 5,868               $4,402
  Foreign Stock Fund(1)              $    74            $    56                   --                   --
VALUE
  Small Company Value Fund(2)        $   287            $   216                   --                   --

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
(1) Formerly named International Value Fund.
(2) Formerly named Small Cap Value Fund.
Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

               The Funds may also place trades with E*Trade Securities LLC ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Until July 17, 2002, Janus Capital owned, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts, including the Funds. By virtue of such ownership, E*Trade Group was considered an affiliate of Janus Capital for 1940 Act purposes during the period that Janus Capital owned more than 5% of the outstanding securities of E*Trade Group. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Funds, E*Trade was considered an affiliated broker of the Funds. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to E*Trade for the fiscal year ended July 31, 2002. The Funds did not execute any transactions through E*Trade during their fiscal year ended July 31, 2001. Funds not listed below did not pay any commissions to E*Trade during the relevant period. Information is not shown for the fiscal years ended July 31, 2003 and 2004 because E*Trade was not considered an "affiliate" of the Funds during those periods.

                                                                Commissions paid through
                                                                 E*Trade for the period
Fund Name                                                         ended July 31, 2002
-----------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                            $   69
INTERNATIONAL & GLOBAL
  Worldwide Fund                                                         $4,844
  International Growth Fund                                              $3,677

               As of July 31, 2004, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                                                   Value of
                                        Name of                                   Securities
Fund Name                               Broker-Dealer                                Owned
----------------------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                           Goldman Sachs Group, Inc.                $   348,791
                                        JPMorgan Chase & Co.                         417,537
  Capital Appreciation Fund             Goldman Sachs Group, Inc.                $29,212,497
  Growth and Income Fund                Citigroup, Inc.                          $ 8,306,336
                                        General Electric Co.                       3,778,929
                                        Goldman Sachs Group, Inc.                  3,049,169
                                        JPMorgan Chase & Co.                       2,369,708
  Core Equity Fund                      Citigroup, Inc.                          $ 1,036,380
                                        General Electric Co.                       1,360,391
                                        Goldman Sachs Group, Inc.                    377,894
                                        JPMorgan Chase & Co.                         923,731
  Balanced Fund                         Citigroup, Inc.                          $12,769,757
                                        Credit Suisse First Boston USA, Inc.       1,477,743
                                        General Electric Capital Corp.             7,273,498
                                        General Electric Co.                      13,251,156
                                        Goldman Sachs Group, Inc.                  4,689,503
                                        JPMorgan Chase & Co.                      11,370,532
                                        Lehman Brothers Holdings, Inc.             1,752,500
INTERNATIONAL & GLOBAL
  Worldwide Fund                        Citigroup, Inc.                          $10,886,923
                                        JPMorgan Chase & Co.                      18,926,983
                                        UBS A.G.                                   5,593,724
RISK-MANAGED
  Risk-Managed Growth Fund              General Electric Co.                     $ 1,615,949
                                        Goldman Sachs Group, Inc.                     17,638
  Risk-Managed Core Fund                Bear Stearns Companies, Inc.             $     8,342
                                        Citigroup, Inc.                              132,270
                                        General Electric Co.                         172,900
                                        Goldman Sachs Group, Inc.                      8,819
                                        JPMorgan Chase & Co.                          83,918
                                        Lehman Brothers Holdings, Inc.                 7,010
                                        Merrill Lynch & Company, Inc.                 29,832
FIXED-INCOME
  Flexible Income Fund                  General Electric Capital Corp.           $   692,027

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees, Advisory Board members and officers of the Trust, together with a brief description of their principal occupations during the last five years.

               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 61 series or funds.

               The Trustees established an Advisory Board to provide the Trustees with advice regarding Small Company Value Fund and certain other Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and will serve for an initial term of two years, through April 21, 2005.

               The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street                                                                                    Robin Gourmet
 Denver, CO 80206        Trustee      4/00-Present                                                     Burgers, Inc.
 Age 60
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co., and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor Emeritus of          61               Co-founder and
 151 Detroit Street                                    Business, University of                         Managing
 Denver, CO 80206                                      Colorado. Formerly, Professor                   Director,
 Age 60                                                of Business, University of                      Roaring Fork
                                                       Colorado, Colorado Springs,                     Capital
                                                       CO (1986-2004); Distinguished                   Partners
                                                       Visiting Professor of                           (private equity
                                                       Business (2001-2002),                           firm).
                                                       Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
----------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President            61               N/A
 151 Detroit Street                                    (1978-2002) and Chief
 Denver, CO 80206                                      Executive Officer (1994-
 Age 66                                                2002) of Janus Capital or
                                                       Janus Capital Corporation;
                                                       President and Director (1994-
                                                       2002) of the Janus
                                                       Foundation; Chairman and
                                                       Director (1978-2002) of Janus
                                                       Capital Corporation; and
                                                       Director (1997-2001) of Janus
                                                       Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

--------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
 NAME, AGE AS OF      POSITIONS                                                     IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          FUND         SERVED           THE PAST FIVE YEARS             ADVISORY BOARD   HELD
--------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS
--------------------------------------------------------------------------------------------------------------------
 Katherine A.         Advisory     4/03-present     General Partner/Managing        13               N/A
 Cattanach            Board                         Principal (since September
 151 Detroit Street   Chairperson                   1987), INVESCO Private Equity
 Denver, CO 80206                                   (formerly Sovereign Financial
 Age 58                                             Services, Inc.) (financial
                                                    consulting and management
                                                    firm). Formerly, Vice Chair of
                                                    the Berger Funds (1994-2002).
--------------------------------------------------------------------------------------------------------------------
 Harry T. Lewis, Jr.  Advisory     4/03-present     Lewis Investments (since June   13               Director, J.D.
 151 Detroit Street   Board                         1988) (self- employed private                    Edwards & Co.
 Denver, CO 80206     Member                        investor). Formerly,                             (1995 to March
 Age 70                                             Trustee/Director of the Berger                   2002).
                                                    Funds (1987-2002).                               Director,
                                                                                                     National Fuel
                                                                                                     Corporation
                                                                                                     (oil & gas
                                                                                                     production);
                                                                                                     Advisory
                                                                                                     Director,
                                                                                                     Otologics, LLC,
                                                                                                     (implantable
                                                                                                     hearing aid)
                                                                                                     (since 1999);
                                                                                                     Member of
                                                                                                     Community
                                                                                                     Advisory Board,
                                                                                                     Wells Fargo
                                                                                                     Bank-Denver.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
 NAME, AGE AS OF      POSITIONS                                                     IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          FUND         SERVED           THE PAST FIVE YEARS             ADVISORY BOARD   HELD
--------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS (CONT'D.)
--------------------------------------------------------------------------------------------------------------------
 Michael Owen         Advisory     4/03-Present     Dean of the College of          13               N/A
 151 Detroit Street   Board                         Business of Sciences at Zayed
 Denver, CO 80206     Member                        University (since September
 Age 66                                             2000). Formerly self-employed
                                                    as a financial and management
                                                    consultant, and in real estate
                                                    development (from June 1999 to
                                                    September 2000). Dean (from
                                                    1993 to June 1999), of the
                                                    College of Business, Montana
                                                    State University. Formerly,
                                                    Chairman of the Board of the
                                                    Berger Funds (1968-2002).
--------------------------------------------------------------------------------------------------------------------
 Albert C. Yates      Advisory     4/03-Present     President Emeritus and          13               Member, Board
 151 Detroit Street   Board                         Professor of Chemistry,                          of Directors,
 Denver, CO 80206     Member                        Colorado State University.                       Adolph Coors
 Age 62                                             Formerly, Trustee/Director of                    Company
                                                    the Berger Funds (2000-2002).                    (brewing
                                                                                                     company) (since
                                                                                                     1998); Member,
                                                                                                     Board of
                                                                                                     Directors,
                                                                                                     Dominion
                                                                                                     Industrial
                                                                                                     Capital Bank
                                                                                                     (1999 to 2000);
                                                                                                     Member, Board
                                                                                                     of Directors,
                                                                                                     Centennial Bank
                                                                                                     of the West
                                                                                                     (since 2001).
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jonathan D. Coleman   Executive Vice          2/02-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 32                Janus Adviser Mid Cap                  (1994-1997 and 2000-2002) for Janus
                       Growth Fund                            Capital Corporation.
--------------------------------------------------------------------------------------------------
 Brent A. Lynn         Executive Vice          1/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Co- Portfolio Manager for other
 Denver, CO 80206      Portfolio Manager                      Janus accounts. Formerly, Analyst
 Age 39                Janus Adviser                          (1991-2001) for Janus Capital
                       International Growth                   Corporation.
                       Fund
--------------------------------------------------------------------------------------------------
 Karen L. Reidy        Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 36                Janus Adviser Balanced                 (1995-1999) for Janus Capital
                       Fund and                               Corporation.
                       Janus Adviser Core
                       Equity Fund
--------------------------------------------------------------------------------------------------
 Blaine P. Rollins     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 36                Janus Adviser Growth
                       Fund
--------------------------------------------------------------------------------------------------
 Scott W. Schoelzel    Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 45                Janus Adviser Capital
                       Appreciation Fund
--------------------------------------------------------------------------------------------------
 Minyoung Sohn         Executive Vice          1/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst
 Age 28                Janus Adviser Growth                   (1998-2003) for Janus Capital
                       and Income Fund                        Corporation.
--------------------------------------------------------------------------------------------------
 Ronald V. Speaker     Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 39                Janus Adviser Flexible
                       Income Fund
--------------------------------------------------------------------------------------------------
 Jason P. Yee          Executive Vice          3/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Portfolio
 Age 34                Janus Adviser                          Manager and Managing Director
                       Worldwide Fund and                     (1996-2000) for Bee & Associates and
                       Janus Adviser Foreign                  Analyst (2000- 2001) for Janus
                       Stock Fund                             Capital Corporation.
--------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Anita E. Falicia      Vice President,         10/02-Present  Vice President of Investment
 151 Detroit Street    Treasurer and                          Accounting of Janus Capital.
 Denver, CO 80206      Principal Accounting                   Formerly, Assistant Vice President
 Age 35                Officer                                (2000-2002) of Investment Accounting
                                                              of Janus Capital or Janus Capital
                       Chief Financial         10/02-11/03    Corporation; Director (1999-2000) of
                       Officer                                Investment Accounting of Janus
                                                              Capital Corporation; and Director
                                                              (1997-1999) of Fund Accounting of
                                                              Janus Capital Corporation.
--------------------------------------------------------------------------------------------------
 Bonnie M. Howe        Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital, Janus
 Denver, CO 80206                                             Distributors LLC and Janus Services
 Age 38                                                       LLC. Formerly, Assistant Vice
                                                              President (1997-1999) and Associate
                                                              Counsel (1995-1999) for Janus
                                                              Capital Corporation and Assistant
                                                              Vice President (1998-2000) for Janus
                                                              Service Corporation.
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   General Counsel         4/04-Present   Senior Vice President and General
 151 Detroit Street                                           Counsel of Janus Capital; Vice
 Denver, CO 80206      Vice President and      4/00-Present   President and Assistant General
 Age 38                Secretary                              Counsel of Janus Distributors LLC
                                                              and Janus Services LLC. Formerly,
                                                              Vice President of Domestic Funds of
                                                              Janus Capital (2000-2004); Assistant
                                                              General Counsel of Janus Capital
                                                              (1999-2004); Assistant Vice
                                                              President (1997-1999) of Janus
                                                              Capital Corporation; Chief
                                                              Compliance Officer, Director and
                                                              President (1997-1999) of Janus
                                                              Distributors, Inc.; and Assistant
                                                              Vice President (1998-2000) of Janus
                                                              Service Corporation.
--------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Vice President and Chief Compliance
 151 Detroit Street    Chief Compliance                       Officer of Janus Capital, Janus
 Denver, CO 80206      Officer                                Distributors LLC and Janus Services
 Age 46                                                       LLC; Chief Compliance Officer of Bay
                                                              Isle Financial LLC and Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Assistant Vice President
                                                              of Janus Services LLC (2002-2004);
                                                              Senior Vice President and Director
                                                              (1985-2000) of Mutual Fund
                                                              Compliance for Van Kampen Funds.
--------------------------------------------------------------------------------------------------
 Girard C. Miller      President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital
 Denver, CO 80206                                             Group Inc. and Janus Capital;
 Age 52                                                       President of Janus Distributors LLC
                                                              and Janus Capital International LLC;
                                                              Executive Vice President of Janus
                                                              Services LLC; President and Director
                                                              of Janus Management Holdings
                                                              Corporation; Chief Operating Officer
                                                              and President of Capital Group
                                                              Partners, Inc.; and Director of
                                                              Janus World Funds and Janus Capital
                                                              Trust Manager Limited. Formerly,
                                                              President and Chief Executive
                                                              Officer of ICMA Retirement
                                                              Corporation (1993-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2003     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Loren M. Starr        Vice President and      11/03-Present  Senior Vice President and Chief
 151 Detroit Street    Chief Financial                        Financial Officer of Janus Capital
 Denver, CO 80206      Officer                                and Janus Capital Group Inc.; Vice
 Age 42                                                       President and Chief Financial
                       President and Chief     09/02-11/03    Officer of Janus Services LLC, Janus
                       Executive Officer                      Distributors LLC, Janus Management
                                                              Holdings Corporation and Janus
                                                              Institutional Services LLC; Vice
                                                              President, Treasurer, Chief
                                                              Financial Officer and Director of
                                                              Janus International Limited;
                                                              Director of Janus Holdings
                                                              Corporation and Janus International
                                                              Holdings LLC; and Board member of
                                                              Janus Global Funds SPC. Formerly,
                                                              Director of Janus Capital Trust
                                                              Manager Limited (2001-2004), Janus
                                                              World Principal Protected Funds
                                                              (2002-2004), Janus International
                                                              (Asia) Limited (2002-2004) and Janus
                                                              World Funds (2001-2004); Vice
                                                              President, Treasurer and Chief
                                                              Financial Officer of Enhanced
                                                              Investment Technologies, LLC (2003-
                                                              2004); Vice President and Chief
                                                              Financial Officer of Janus Capital
                                                              International LLC (2002-2003);
                                                              Interim Director of Janus Capital
                                                              (2002-2003); Vice President of
                                                              Finance, Treasurer, Chief Financial
                                                              Officer (2001-2002) and Director
                                                              (2002) for Janus International
                                                              Holding, Inc.; and Managing
                                                              Director, Treasurer and Head of
                                                              Corporate Finance and Reporting
                                                              (1998-2001) for Putnam Investments.
--------------------------------------------------------------------------------------------------
 Heidi J. Walter       Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital and Janus
 Denver, CO 80206                                             Services LLC. Formerly, Vice
 Age 36                                                       President and Senior Legal Counsel
                                                              (1995-1999) for Stein Roe & Farnham,
                                                              Inc.
--------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

               The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:

------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            MEETINGS HELD
                                          MEMBERS                           DURING LAST
              FUNCTIONS                   (INDEPENDENT TRUSTEES)            FISCAL YEAR
------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial       John W. McCarter, Jr. (Chairman)  8
 COMMITTEE    reporting process, the      Dennis B. Mullen
              system of internal control  William D. Stewart
              over financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings and the audit
              process. The Committee's
              review of the audit
              process includes, among
              other things, the
              appointment, compensation
              and oversight of the
              auditors and pre-approval
              of all audit and non-
              audit services.
------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes           James T. Rothe (Chairman)         4
 COMMITTEE    recommendations regarding   William F. McCalpin
              matters related to the      Dennis B. Mullen
              Trusts' use of brokerage
              commissions and placement
              of portfolio transactions.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            MEETINGS HELD
                                          MEMBERS                           DURING LAST
              FUNCTIONS                   (INDEPENDENT TRUSTEES)            FISCAL YEAR
------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with    William F. McCalpin (Chairman)    4
 REGULATORY   various procedures adopted  William D. Stewart
 COMMITTEE    by the Trusts, reviews      Martin H. Waldinger
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the
              Trusts' Proxy Voting
              Guidelines and the
              administration of the
              Trusts' Code of Ethics.
------------------------------------------------------------------------------------------
 MONEY        Reviews various matters     Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations   William F. McCalpin
 COMMITTEE    of the Janus Money Market   James T. Rothe
              Funds, including
              compliance with their
              Money Market Fund
              Procedures.
------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends   Dennis B. Mullen (Chairman)       4
 AND          individuals for election    John W. McCarter, Jr.
 GOVERNANCE   as Trustee, consults with   William D. Stewart
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the
              administration of, and
              ensures the compliance
              with, the Trusts'
              Governance Procedures and
              Guidelines adopted by the
              Trustees.
------------------------------------------------------------------------------------------
 PRICING      Determines the fair value   William D. Stewart (Chairman)     15
 COMMITTEE    of restricted securities    James T. Rothe
              and other securities for    Martin H. Waldinger
              which market quotations
              are not readily available,
              or that are deemed not to
              be reliable, pursuant to
              procedures adopted by the
              Trustees.
------------------------------------------------------------------------------------------

               The table below gives the dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2003. As of December 31, 2003, none of the Trustees owned Shares of the Funds described in this SAI.


------------------------------------------------------------------------------------
                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          JANUS FUNDS
------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------
 Dennis B. Mullen         over $100,000
------------------------------------------------------------------------------------
 William F. McCalpin      over $100,000
------------------------------------------------------------------------------------
 John W. McCarter, Jr.    over $100,000
------------------------------------------------------------------------------------
 James T. Rothe           over $100,000
------------------------------------------------------------------------------------
 William D. Stewart       over $100,000
------------------------------------------------------------------------------------
 Martin H. Waldinger      over $100,000
------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------
 Thomas H. Bailey         over $100,000
------------------------------------------------------------------------------------

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives pension or retirement benefits from the Funds or the Janus Funds.

                                                Aggregate Compensation         Total Compensation
                                                  from the Funds for        from the Janus Funds for
                                                   fiscal year ended          calendar year ended
Name of Person, Position                             July 31, 2004            December 31, 2003(1)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee                $16,377                     $304,500
  William F. McCalpin, Trustee                          $10,660                     $234,000
  John W. McCarter, Jr., Trustee                        $10,576                     $225,000
  James T. Rothe, Trustee                               $10,897                     $267,750
  William D. Stewart, Trustee                           $11,389                     $234,000
  Martin H. Waldinger, Trustee                          $10,660                     $234,000
INTERESTED TRUSTEE
  Thomas H. Bailey, Trustee(2)                          $     0                     $      0

(1) As of December 31, 2003, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Funds and Janus Capital and is compensated by Janus Capital.

               The following table shows the aggregate compensation paid to each member of the Advisory Board by Small Company Value Fund and all Janus Funds for the periods indicated. None of the Advisory Board members receive pension or retirement benefits from Small Company Value Fund or the Janus Funds.

                                                  Aggregate Compensation     Total Compensation
                                                    from the Fund for       from the Janus Funds
                                                    fiscal year ended      for calendar year ended
Name of Person, Position                              July 31, 2004         December 31, 2003(1)
--------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board
  Chairperson                                              $57                 22,$500
Harry T. Lewis, Jr., Advisory Board Member                 $57                 22,$500
Michael Owen, Advisory Board Member                        $57                 22,$500
Albert C. Yates, Advisory Board Member                     $57                 22,$500

(1) The Advisory Board did not become effective until April 21, 2003, therefore, the members did not receive any compensation from the Janus Funds prior to April 21, 2003.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

               As stated in the Funds' Prospectuses, the net asset value ("NAV") of Shares of each class of each Fund is determined once each day on which the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of Shares of each class of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

               Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing which may occur between the close of the foreign exchanges and the NYSE.

PURCHASES

               Shares of the Funds can generally be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class I Shares and maintain their account in Janus Adviser Small Company Value Fund - Class I Shares will continue to be able to make additional investments in Small Company Value Fund - Class I Shares directly by calling a Janus representative. Not all financial intermediaries offer all classes.

               Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

               In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the different Funds.

               CLASS A SHARES
               The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth below. The Fund receives the net asset value. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                                      Sales Charge as a   Amount of Sales Charge Reallowed
                                                        Percentage of     to Financial Intermediaries as a
                                                       Offering Price*      Percentage of Offering Price
         Amount of Purchase at Offering Price         -----------------   --------------------------------
  EQUITY FUNDS
   Under $50,000                                            5.75%                      5.00%
   $50,000 but under $100,000                               4.50%                      3.75%
   $100,000 but under $250,000                              3.50%                      2.75%
   $250,000 but under $500,000                              2.50%                      2.00%
   $500,000 but under $1,000,000                            2.00%                      1.60%
   $1,000,000 and above                                     None**                      None
  FLEXIBLE INCOME FUND
   Under $50,000                                            4.75%                      4.25%
   $50,000 but under $100,000                               4.50%                      4.00%
   $100,000 but under $250,000                              3.50%                      3.00%
   $250,000 but under $500,000                              2.50%                      2.25%
   $500,000 but under $1,000,000                            2.00%                      1.75%
   $1,000,000 and above                                     None**                      None

 * Offering Price includes the initial sales charge.
** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

               As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

               CLASS C SHARES, CLASS I SHARES AND CLASS R SHARES
               Class C Shares, Class I Shares and Class R Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

               The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of the 1% maximum initial sales charge paid by investors on Class C Shares for the fiscal year or period ending on July 31 of each year shown. The full amount of such commissions was paid out to financial intermediaries and not retained by Janus Distributors.

               The 1% maximum initial sales charge on Class C Shares was eliminated, effective September 30, 2004.

                                                               Aggregate Sales
                                                                 Commissions
                                                              ------------------
Fund Name                                                      2004     2003(1)
--------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                 $ 5,042   $ 40,496
  Capital Appreciation Fund                                   $18,420   $353,443
  Mid Cap Growth Fund                                         $ 4,656   $  9,156
  Growth and Income Fund                                      $23,520   $146,736
  Core Equity Fund                                            $ 7,314   $152,669
  Balanced Fund                                               $39,590   $520,683
INTERNATIONAL & GLOBAL
  Worldwide Fund                                              $ 2,538   $ 13,624
  International Growth Fund                                   $ 7,978   $ 78,612
  Foreign Stock Fund(2)                                       $     0   $      0
VALUE
  Mid Cap Value Fund                                          $ 5,254   $ 932(3)
  Small Company Value Fund(4)                                 $    94   $   0(5)
RISK-MANAGED
  Risk-Managed Growth Fund(6)                                 $   168   $ 224(7)
  Risk-Managed Core Fund(8)                                   $     0   $ 284(7)
FIXED-INCOME
  Flexible Income Fund                                        $21,180   $231,166

(1) September 30, 2002 (commencement of Class C Shares) to July 31, 2003.
(2) Formerly named International Value Fund.
(3) December 31, 2002 (inception) to July 31, 2003.
(4) Formerly named Small Cap Value Fund.
(5) April 21, 2003 (inception) to July 31, 2003.
(6) Formerly named Risk-Managed Large Cap Growth Fund.
(7) January 2, 2003 (inception) to July 31, 2003.
(8) Formerly named Risk-Managed Large Cap Core Fund.

               While Janus Distributors will receive proceeds of initial sales charges paid by investors on Class A Shares, as described above, no amounts are shown for Class A Shares, which commenced operations September 30, 2004.

               Janus Distributors also receives amounts pursuant to Class A Share and Class C Share 12b-1 plans and from proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares, as is detailed the "Distribution and Shareholder Servicing Plans" section of this SAI.

               COMMISSION ON CLASS C SHARES
               Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

               CLASS A SHARES, CLASS I SHARES AND CLASS R SHARES
               As described in the Prospectuses, Class A Shares, Class I Shares and Class R Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan", "Class I Plan" and "Class R Plan", respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class I Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in sales of Class A Shares, Class I Shares or Class R Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by the intermediaries' customers. On April 3, 2000, Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.

               CLASS C SHARES
               As described in the Prospectus, Class C Shares has adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

               The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that class of that Fund or by vote of a majority of the 12b-1 Trustees.

               Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. For the fiscal year ended July 31, 2004, the total amounts paid by the Class C Shares and Class at I Shares of the Funds to Janus C Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Class C Plan and Class I Plan are summarized below.

                                                                     12b-1
Fund Name                                                      Distribution Fees
--------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund
    Class C Shares                                                $   28,591
    Class I Shares                                                $  999,630
  Capital Appreciation Fund
    Class C Shares                                                $  193,067
    Class I Shares                                                $2,768,136
  Mid Cap Growth Fund
    Class C Shares                                                $   14,390
    Class I Shares                                                $  577,667
  Growth and Income Fund
    Class C Shares                                                $  136,577
    Class I Shares                                                $  646,924
  Core Equity Fund
    Class C Shares                                                $  104,392
    Class I Shares                                                $   91,444
  Balanced Fund
    Class C Shares                                                $  264,041
    Class I Shares                                                $2,325,650

                                                                     12b-1
Fund Name                                                      Distribution Fees
--------------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class C Shares                                                $    8,942
    Class I Shares                                                $2,583,397
  International Growth Fund
    Class C Shares                                                $   18,388
    Class I Shares                                                $1,047,659
  Foreign Stock Fund(1)
    Class C Shares                                                $      744
    Class I Shares                                                $    6,786
VALUE
  Mid Cap Value Fund
    Class C Shares                                                $    8,172
    Class I Shares                                                $   37,292
  Small Company Value Fund(2)
    Class C Shares                                                $    1,914
    Class I Shares                                                $   36,094
RISK-MANAGED
  Risk-Managed Growth Fund(3)
    Class C Shares                                                $   48,038
    Class I Shares                                                $  100,429
  Risk-Managed Core Fund(4)
    Class C Shares                                                $   47,459
    Class I Shares                                                $   17,777
FIXED-INCOME
  Flexible Income Fund
    Class C Shares                                                $  146,618
    Class I Shares                                                $  215,485

(1) Formerly named International Value Fund.
(2) Formerly named Small Cap Value Fund.
(3) Formerly named Risk-Managed Large Cap Growth Fund.
(4) Formerly named Risk-Managed Large Cap Core Fund.

               For the fiscal year ended July 31, 2004, Janus Distributors did not receive any 12b-1 fees from Class A Shares and Class R Shares of the Funds because they did not commence operations until September 30, 2004.

               For the fiscal year ended July 31, 2004, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C Shares are summarized below:

                                                               Contingent deferred
Fund Name                                                         sales charge
----------------------------------------------------------------------------------
GROWTH & CORE
  Growth Fund                                                        $ 3,044
  Capital Appreciation Fund                                          $16,436
  Mid Cap Growth Fund                                                $   459
  Growth and Income Fund                                             $17,675
  Core Equity Fund                                                   $ 6,774
  Balanced Fund                                                      $31,408
INTERNATIONAL & GLOBAL
  Worldwide Fund                                                     $ 1,632
  International Growth Fund                                          $ 1,836
VALUE
  Mid Cap Value Fund                                                 $    79
  Small Company Value Fund                                           $     4
RISK-MANAGED
  Risk-Managed Growth Fund                                           $   396
  Risk-Managed Core Fund                                             $   203
FIXED-INCOME
  Flexible Income Fund                                               $30,264

Note: Funds from which Janus Distributors did not receive any proceeds from contingent deferred sales charges are not listed in the table.

               Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares. Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares for the fiscal year ended July 31, 2004 because Class A Shares were not available until September 30, 2004.

REDEMPTIONS

               Redemptions, like purchases, may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small

               Company Value Fund - Class I Shares and maintain their account in Janus Adviser Small Company Value Fund - Class I Shares will continue to be able to process redemptions directly with Small Company Value Fund - Class I Shares by calling a Janus representative. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

               Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

               CLASS A SHARES
               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

               CLASS C SHARES
               A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

               CLASS I SHARES AND CLASS R SHARES
               A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares of Worldwide Fund, International Growth Fund, Foreign Stock Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund redeemed within three months of purchase, unless waived, as discussed in the Prospectuses. Effective March 1, 2004, the redemption fee for Class I Shares of the Funds listed above was increased from 1.00% to 2.00% on shares purchased on or after that date.

               PROCESSING OR SERVICE FEES
               Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
AND TAX STATUS
--------------------------------------------------------------------------------

               It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December. Growth Fund, Capital Appreciation Fund, Mid Cap Growth Fund, Core Equity Fund, Worldwide Fund, International Growth Fund, Foreign Stock Fund, Mid Cap Value Fund, Small Company Value Fund, Risk-Managed Growth Fund and Risk-Managed Core Fund declare and make annual distributions of income (if any); Growth and Income Fund and Balanced Fund declare and make quarterly distributions of income; and Flexible Income Fund declares dividends daily and makes monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

               All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

               Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

               Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

CLASS C SHARES AND CLASS I SHARES

               As of September 2, 2004, the Officers, Trustees and Advisory Board members as a group owned less than 1% of the outstanding Class C Shares or Class I Shares of each Fund. As of September 2, 2004, the percentage ownership of each entity owning 5% or more of the outstanding Class C Shares or Class I Shares of each Fund is listed below:

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  GROWTH FUND
    Class C Shares              Legg Mason Wood Walker Inc.
                                PO Box 1476
                                Baltimore, MD 21203-1476                      6.72%
    Class I Shares              Connecticut General Life Ins Co.
                                PO Box 2975 H19B
                                Hartford, CT 06104-2975                      15.79%
                                National Financial Services LLC TR
                                For exclusive benefit of our customers
                                200 Liberty St. - One World Fin. Ctr.
                                New York, NY 10281-1003                      13.11%
                                Saxon & Co
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                  10.21%
                                Transamerica Life Insurance and
                                Annuity Company
                                FBO AUSA Life Insurance & Annuity Co.
                                PO Box 30368
                                Los Angeles, CA 90030-0368                    7.99%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND
    Class I Shares              Minnesota Life
                                Elizabeth Sabastiao & Louis Clare &
                                Vincent Montana TR - FBO 401(K)
                                400 N Robert St.
                                Saint Paul, MN 55101-2015                    16.03%
                                Delaware Charter Guarantee & Trust
                                FBO Principal Financial Group
                                711 High St.
                                Des Moines, IA 50392-0001                    14.52%
                                National Financial Services LLC TR
                                For exclusive benefit of our customers
                                200 Liberty St. - One World Fin. Ctr.
                                New York, NY 10281-1003                      11.33%
                                Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                   7.20%
                                Transamerica Life Insurance and
                                Annuity Company
                                FBO AUSA Life Insurance & Annuity Co.
                                PO Box 30368
                                Los Angeles, CA 90030-0368                    5.23%
                                State Street Bank & Trust
                                FBO ADP Daily Valuation B
                                200 Newport Ave. Ext. JQ7
                                North Quincy, MA 02171-2145                   5.00%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  MID CAP GROWTH FUND
    Class I Shares              Guardian Insurance & Annuity Co.
                                3900 Burgess Pl.
                                Bethlehem, PA 18017-9097                     12.34%
                                Reliance Trust Co. Directed TTEE
                                FBO Metlife Defined Contrib
                                2 Montgomery St. Fl. 3
                                Jersey City, NJ 07302-3802                   10.06%
                                Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                   8.29%
                                American Express Trust Company TR
                                FBO American Express Trust 401(K)
                                Retirement Services Plans
                                50534 AXP Financial Ctr
                                Minneapolis, MN 55474-0505                    6.55%
                                National Financial Services LLC TR
                                For exclusive benefit of our customers
                                200 Liberty St. - One World Fin. Ctr.
                                New York, NY 10281-1003                       5.97%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  GROWTH AND INCOME FUND
    Class C Shares              Citigroup Global Markets Inc.
                                333 West 34th Street - 3rd Floor
                                New York, NY 10001-2402                       6.27%
    Class I Shares              Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia PA 19182-0001                   22.42%
                                Nationwide Trust Company FSB
                                PO Box 182029
                                Columbus, OH 43218-2029                       9.61%
                                Prudential Securities Inc.
                                For the exclusive benefit of
                                customers - PC
                                1 New York Plaza
                                New York, NY 10004-1901                       8.78%
  CORE EQUITY FUND
    Class I Shares              Nationwide Trust Company FSB
                                PO Box 182029
                                Columbus, OH 43218-2029                      16.02%
                                Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                   7.45%
                                Investors Bank & Trust Co. TTEE
                                Cust for various retirement plans
                                4 Manhattanville Rd.
                                Purchase, NY 10577-2139                       6.61%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  BALANCED FUND
    Class I Shares              Connecticut General Life Ins. Co.
                                PO Box 2975 H19B
                                Hartford, CT 06104-2975                      21.86%
                                Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                   7.71%
                                National Financial Services LLC TR
                                For exclusive benefit of our customers
                                200 Liberty St. - One World Fin. Ctr.
                                New York, NY 10281-1003                       5.75%
                                Nationwide Insurance Company-QPVA
                                PO Box 182029
                                Columbus, OH 43218-2029                       5.58%
  WORLDWIDE FUND
    Class I Shares              Connecticut General Life Ins. Co.
                                PO Box 2975 H19B
                                Hartford, CT 06104-2975                       6.28%
                                Variable Annuity Life Ins. Co. TR
                                FBO Valic Separate Account A
                                c/o Valic
                                2919 Allen Pkwy L7-01
                                Houston, TX 77019-2142                        5.41%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  INTERNATIONAL GROWTH FUND
    Class I Shares              Minnesota Life
                                Elizabeth Sabastiao & Louis Clare &
                                Vincent Montana TR - FBO 401(K)
                                400 N Robert St.
                                Saint Paul, MN 55101-2015                    13.13%
                                Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                   8.43%
                                SSBT as TTEE/Cust
                                FBO Various Retirement Plans (SRPS)
                                c/o Strong Retirement Plan Services
                                PO Box 1408
                                Milwaukee, WI 53201-1408                      6.35%
                                Wells Fargo Bank NA
                                FBO RPS Janus ADV International Growth
                                PO Box 1533
                                Minneapolis, MN 55480-1533                    6.08%
                                Hartford Life Insurance Co.
                                Separate Account DC IV
                                200 Hopmeadow St.
                                PO Box 2999
                                Hartford, CT 06104-2999                       5.31%
                                American Express Trust Company TR
                                FBO American Express Trust 401(K)
                                Retirement Services Plans
                                50534 AXP Financial Ctr.
                                Minneapolis, MN 55474-0505                    5.15%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  FOREIGN STOCK FUND
    Class C Shares              American Enterprise Investment Svcs.
                                PO Box 9446
                                Minneapolis, MN 55440-9446                   18.65%
                                Legg Mason Wood Walker Inc.
                                PO Box 1476
                                Baltimore, MD 21202                          17.83%
                                Janus Capital Management LLC
                                151 Detroit St.
                                Denver, CO 80206                             17.79%*
                                Citigroup Global Markets Inc.
                                333 West 34th Street - 3rd Floor
                                New York, NY 10001-2402                      17.05%
    Class I Shares              Nationwide Insurance Co. Trust
                                PO Box 182029
                                Columbus, OH 43218-2029                       7.38%
                                Charles Schwab & Co. Inc.
                                Special Custody Accounts
                                FBO Institutional Client Accounts
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                  5.86%
  MID CAP VALUE FUND
    Class C Shares              Perkins Wolf McDonnell & Co.
                                310 S Michigan Ave. Ste. 2600
                                Chicago, IL 60604-4245                       16.09%**
    Class I Shares              Janus Capital Management LLC
                                151 Detroit St.
                                Denver, CO 80206                             18.06%*

 * This ownership represents seed capital that Janus Capital provided for the Fund.
** This ownership represents seed capital that Perkins provided for the Fund.

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  SMALL COMPANY VALUE FUND
    Class I Shares              Charles Schwab & Co. Inc.
                                Reinvest Account
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                 17.10%
                                State Street Bank & Trust Co. Cust.
                                FBO Citistreet Core Market U/A 4/01/03
                                Battery March Park III
                                Quincy, MA 02169                              9.74%
                                Nationwide Trust Company FSB
                                PO Box 182029
                                Columbus, OH 43218-2029                       8.45%
                                Berger Financial Group LLC
                                151 Detroit St.
                                Denver, CO 80206                              7.76%
                                Perkins Wolf McDonnell & Co.
                                310 S. Michigan Ave. Ste. 2600
                                Chicago, IL 60604-4245                        6.30%
                                National Financial Svcs. Corp.
                                For the exclusive benefit of our
                                customers
                                200 Liberty St. Fl. 5
                                New York, NY 10281-5500                       5.18%

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  RISK-MANAGED GROWTH FUND
    Class I Shares              The Northern Trust Co. as TTEE
                                FBO Tuthill Corporation Retirement Plan
                                401K-DV
                                PO Box 92994
                                Chicago, IL 60675-2994                       15.63%
                                Janus Capital Management LLC
                                151 Detroit St.
                                Denver, CO 80206                             10.26%*
                                Charles Schwab & Co. Inc.
                                Special Custody Account
                                FBO Institutional Client Accounts
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                  8.83%

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  FLEXIBLE INCOME FUND
    Class C Shares              Citigroup Global Markets Inc.
                                333 West 34th Street - 3rd Floor
                                New York, NY 10001-2402                      21.89%
    Class I Shares              Saxon & Co.
                                FBO 91 Vested Interest Omnibus Asset
                                PO Box 7780-1888
                                Philadelphia, PA 19182-0001                  22.69%
                                Charles Schwab & Co. Inc.
                                Special Custody Account
                                FBO Institutional Client Accounts
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                 22.53%
                                Hartford Life Insurance Co.
                                Separate Account DC IV
                                200 Hopmeadow St.
                                PO Box 2999
                                Hartford, CT 06104-2999                       8.60%
                                ING National Trust
                                AETNA Central Valuation Unit TN41
                                151 Farmington Ave.
                                Hartford, CT 06156-0001                       7.77%
                                ING Life Insurance & Annuity Co.
                                151 Farmington Ave.
                                Hartford, CT 06156                            6.25%
                                Prudential Securities Inc.
                                For the exclusive benefit of
                                customers - PC
                                1 New York Plaza
                                New York, NY 10004-1901                       5.93%

               As of September 2, 2004 the following shareholders owned 25% or more of the outstanding Class C Shares or Class I Shares of the Funds listed below:

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  GROWTH AND INCOME FUND
    Class I Shares              Charles Schwab & Co. Inc.
                                Special Custody Account
                                FBO Institutional Client Accounts
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                 26.82%
  CORE EQUITY FUND
    Class I Shares              Charles Schwab & Co. Inc.
                                Special Custody Account
                                FBO Institutional Client Accounts
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                 30.63%
  WORLDWIDE FUND
    Class I Shares              State Street Bank & Trust
                                FBO ADP Daily Valuation 401K PL
                                200 Newport Ave. Ext. JQ7
                                North Quincy, MA 02171-2145                  27.33%
  FOREIGN STOCK FUND
    Class C Shares              American Enterprise Investment Svcs.
                                PO Box 9446
                                Minneapolis, MN 55440-9446                   28.67%
    Class I Shares              Janus Capital Management LLC
                                151 Detroit Street
                                Denver, CO 80206                             84.18%*

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  MID CAP VALUE FUND
    Class C Shares              Capital Bank & Trust Company
                                Trustee FBO Dean Ringers Morgan & Lawton
                                P.A. Profit Sharing Plan
                                c/o Plan Premier/FASCORP
                                8515 E. Orchard Rd. #2T2
                                Greenwood Vlg., CO 80111-5002                31.04%
    Class I Shares              Charles Schwab & Co. Inc.
                                Special Custody Account
                                FBO Institutional Client Accounts
                                101 Montgomery St.
                                San Francisco, CA 94104-4122                 47.84%
  SMALL COMPANY VALUE FUND
    Class C Shares              Capital Bank & Trust Company TTEE
                                FBO United Consulting LTD 401 K Plan
                                c/o Plan Premier/FASCORP
                                8515 E. Orchard Rd. #2T2
                                Greenwood Vlg., CO 80111-5002                82.85%
  RISK-MANAGED GROWTH FUND
    Class C Shares              Janus Capital Management LLC
                                151 Detroit Street
                                Denver, CO 80206                             93.08%*
    Class I Shares              JP Morgan Chase Bank TTEE
                                FBO Ericsson Capital Accumulation
                                and Savings Plan
                                c/o JPMorgan Retirement Plan Servs
                                9300 Ward Pkwy.
                                Kansas City, MO 64114-3317                   60.92%

* This ownership represents seed capital that Janus Capital provided for the Fund.

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  RISK-MANAGED CORE FUND
    Class C Shares              Janus Capital Management LLC
                                151 Detroit Street
                                Denver CO, 80206                             97.80%*
    Class I Shares              Janus Capital Management LLC
                                151 Detroit Street
                                Denver CO, 80206                             98.53%*

* This ownership represents seed capital that Janus Capital provided for the Fund.

               Except for Janus Capital's and Perkins' ownership, this ownership is by nominee only and does not represent beneficial ownership of such shares, because the record owners listed have no investment discretion or voting power with respect to such shares.

               To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Class C Shares or Class I Shares of each of the Funds as of September 2, 2004.

CLASS A SHARES AND CLASS R SHARES

               As of September 30, 2004, all of the outstanding Class A Shares, and Class R Shares of each Fund were owned by Janus Capital, which provided seed capital for the Funds.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust offers fifteen series of shares, known as "Funds," fourteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class I Shares formerly had no class designation.

               Nine of the Funds discussed in this SAI (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolio of Janus Aspen Series into the Funds on July 31, 2000. Funds not listed commenced operations after July 31, 2000.

                PREDECESSOR FUND
                (EACH A PORTFOLIO OF JANUS ASPEN SERIES)               FUND
                ----------------------------------------               ----
                Growth Portfolio - Retirement Shares                   Janus Adviser Growth Fund
                Capital Appreciation Portfolio - Retirement Shares     Janus Adviser Capital Appreciation Fund
                Aggressive Growth Portfolio - Retirement Shares        Janus Mid Cap Growth Fund
                Growth and Income Portfolio - Retirement Shares        Janus Adviser Growth and Income Fund
                Equity Income Portfolio - Retirement Shares            Janus Adviser Core Equity Fund
                Balanced Portfolio - Retirement Shares                 Janus Adviser Balanced Fund
                Worldwide Growth Portfolio - Retirement Shares         Janus Adviser Worldwide Fund
                International Growth Portfolio - Retirement Shares     Janus Adviser International Growth Fund
                Flexible Income Portfolio - Retirement Shares          Janus Adviser Flexible Income Fund

               Janus Adviser Small Company Value Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into Class I Shares of Janus Adviser Small Company Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, the Fund changed its fiscal year end to July 31.

               Effective June 2, 2003, Janus Adviser Strategic Value Fund was reorganized into Janus Adviser Mid Cap Value Fund.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

               The Funds discussed in this SAI each offer four classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, prior to their reorganization into Janus Adviser Small Company Value
               Fund - Class I Shares, you may call a Janus representative to purchase shares of Small Company Value Fund.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each share owned.

               Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

               The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.

               As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of

               Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

               The following audited financial statements for the Funds' Class I Shares and Class C Shares for the period ended July 31, 2004 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2004. No financial statements are available for Class A Shares and Class R Shares because Class A Shares and Class R Shares had not commenced operations as of July 31, 2004.

               Schedules of Investments as of July 31, 2004

               Statements of Assets and Liabilities as of July 31, 2004

               Statements of Operations for the year ended July 31, 2004

               Statements of Changes in Net Assets for the periods indicated

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Registered Public Accounting Firm

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF BERGER SMALL CAP VALUE FUND II

               Statement of Changes in Net Assets for the period ended September 30, 2002

               Statement of Operations for the period ended September 30, 2002

               The portions of the Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins and Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to
                                             the adverse effects of changing
                                             circumstances and economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate
                                             protection parameters, but adverse
                                             economic conditions or changing
                                             circumstances more likely to lead to a
                                             weakened capacity to pay principal and
                                             interest than for higher rated bonds.
                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet
                                             required interest and principal
                                             payments. BB - lowest degree of
                                             speculation; C - the highest degree of
                                             speculation. Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk exposure to
                                             adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper to medium-grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured.
                                             Interest and principal appear adequate
                                             for the present but certain protective
                                             elements may be lacking or may be
                                             unreliable over any great length of
                                             time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and
                                             principal payments not well safeguarded
                                             during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance
                                             of timely interest and principal
                                             payments or maintenance of other
                                             contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.

               Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.

                      This page intentionally left blank.

                                  (JANUS LOGO)
                                 www.janus.com

                               151 Detroit Street
                          Denver, Colorado 80206-4805
                                 1-800-525-0020

                                      September 30, 2004

                                      Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares and Class I Shares (collectively, the "Shares") of Janus Adviser Money Market Fund. The Fund is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust), and is managed by Janus Capital Management LLC ("Janus Capital").

     Shares of the Fund may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.

     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectuses dated September 30, 2004, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor or other financial intermediary.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Policies and Restrictions and
                Investment Strategies............................    2
                Determination of Net Asset Value.................   18
                Investment Adviser...............................   19
                Custodian, Transfer Agent
                and Certain Affiliations.........................   30
                Portfolio Transactions and Brokerage.............   33
                Trustees and Officers............................   36
                Purchase of Shares...............................   46
                Distribution and Shareholder Servicing Plans.....   48
                Redemption of Shares.............................   51
                Dividends and Tax Status.........................   53
                Principal Shareholders...........................   55
                Miscellaneous Information........................   57
                   Shares of the Trust...........................   57
                   Shareholder Meetings..........................   57
                   Voting Rights.................................   58
                   Independent Registered Public Accounting
                   Firm..........................................   59
                   Registration Statement........................   59
                Financial Statements.............................   60
                Appendix A.......................................   61
                   Description of Securities Ratings.............   61
                Appendix B.......................................   64
                   Description of Municipal Securities...........   64

INVESTMENT POLICIES AND RESTRICTIONS
AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

               The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

               As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

               The Fund has adopted the following fundamental policies and restrictions:

               (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) The Fund may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in

               U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

               (3) The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (4) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) The Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

               (7) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (8) The Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

               The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule,
               Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) The Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) The Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

               Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

               Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if immediately after the acquisition thereof it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectuses.

Participation Interests

               The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

               The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

               The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/ servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When Issued and Delayed Delivery Securities

               The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

               From time to time, the Fund may invest in securities of other investment companies. The Fund is subject to the provisions of
               Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Fund may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

Debt Obligations

               Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

               The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

Obligations of Financial Institutions

               The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

               To the extent permitted by its investment objective and policies, Money Market Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal

               Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

               The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

               As stated in the Prospectuses, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly-traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

               The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

               In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of shareholders for the Fund or other Janus funds or that performed services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of September 30, 2004, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Piper Jaffray & Co. and Wachovia Securities LLC. These fees may be in addition to fees paid from the Fund's assets to them or other financial intermediaries. Any additions, modifications or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

               In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Fund. These fees may be in addition to fees paid from the Fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.

               Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars or client appreciation events for such intermediaries to raise awareness of the Fund.

               The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not interested persons of Janus Capital and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.

               The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.

               Until at least December 1, 2005, provided Janus Capital remains investment adviser to the Fund, Janus Capital has agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the administrative services fee for Class I Shares, the distribution and shareholder servicing fees (12b-1) for Class A Shares, Class C Shares and Class I Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.36% of average daily net assets. For information about how this expense limit affects the total expenses of each class of the Fund, see the table in the Fees and Expenses section of each prospectus.

               The following table summarizes the advisory fees paid by the Fund and any fee waivers for the last three fiscal years ended July
               31. The information presented in the table below reflects the management fee in effect during each of the fiscal years shown.

                                              2004                 2003                  2002
                                       Advisory             Advisory              Advisory
                Fund Name                Fees     Waivers     Fees     Waivers      Fees     Waivers
                ------------------------------------------------------------------------------------
                Money Market Fund      $44,343    $44,343*  $59,453    $59,453*   $55,834    $23,200

               * Fee waiver by Janus Capital exceeded the advisory fee.

               The Fund's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

               In approving the Fund's Advisory Agreement, the Independent Trustees requested and at a series of meetings considered a wide range of information provided by Janus Capital, certain of its affiliates and Lipper Analytical Services, Inc. At each of those meetings, the Independent Trustees were advised by independent legal counsel.

               Among other things, the Trustees considered information about:

               - the investment objective and strategy of the Fund;

               - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Fund), and its resources and investment process;

               - the terms of the Advisory Agreement;

               - the scope and quality of the services that Janus Capital provides to the Fund;

               - the historical investment performance of the Fund and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve Fund performance;

               - the structure and rate of advisory fees payable to Janus
                 Capital by the Fund and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;

               - compensation payable by the Fund to affiliates of Janus Capital for other services;

               - the total expense ratio of the Fund and of comparable funds managed by other advisers;

               - the methodology used by Janus Capital in determining the compensation payable to the portfolio manager and the competition for investment management talent;

               - Janus Capital's agreement to discontinue the use of the Fund's portfolio brokerage transactions to obtain research through brokers from third parties;

               - changes in the level of assets in the Fund and of all assets managed by Janus Capital;

               - the competitive market for mutual funds in different
                 distribution channels;

               - the response of Janus Capital to various legal and regulatory proceedings; and

               - the profitability to Janus Capital and its affiliates of their relations with the Fund.

               The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio manager for the Fund, head of trading and chief compliance officer. They also engaged an independent consultant to analyze alternative compensation methodologies.

               Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Fund and its shareholders.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at www.sec.gov.

               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Fund and certain other designated employees deemed to have access to current trading information are required to pre-clear all transactions in securities (including non-money market Janus funds) not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

               The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Copies of the Fund's policies and procedures are available (i) without charge, upon request, by calling 1-800-525-1068; (ii) on the Fund's website at www.janus.com; and
               (iii) on the SEC's website at http://www.sec.gov.

               The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

               Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

               PROXY VOTING PROCEDURES

               Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the

               Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

               The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

               PROXY VOTING POLICIES

               As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

               BOARD OF DIRECTORS ISSUES
               Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

               AUDITOR ISSUES
               Janus Capital will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

               EXECUTIVE COMPENSATION ISSUES
               Janus Capital reviews executive compensation plans on a case-by-case basis. However, Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

               GENERAL CORPORATE ISSUES
               Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.

               SHAREHOLDER PROPOSALS
               If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Otherwise, Janus Capital will generally oppose the shareholder proposal.

               A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the Class I Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services. Janus Services is not compensated for its services related to Class A Shares and Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Fund that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

               For the fiscal years ended July 31, the total amounts paid by Class I Shares of the Fund to Janus Services (substantially all of which was paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                              Administrative   Administrative   Administrative
                                                 Services         Services         Services
                                                   Fees             Fees             Fees
Fund Name                                     July 31, 2004    July 31, 2003    July 31, 2002
----------------------------------------------------------------------------------------------
Money Market Fund                                $44,176          $58,485          $55,834

               The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations. In addition, the Fund uses the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Fund currently pays DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock.

               The Trustees have authorized the Fund to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay the Fund under its waiver agreement, if any, and the Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

               Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at net asset value per share of the relevant Class.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of the research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions.

               The Fund generally buys and sells securities in principal and agency transactions in which no commissions are paid. For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, the Fund did not incur any brokerage commissions. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions.

               Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase such shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               As of July 31, 2004, the Fund owned securities of its regular broker-dealers (or parents) as shown below:

                                                               Value of
                                                              Securities
Name of Broker-Dealer                                           Owned
------------------------------------------------------------------------
Citigroup Global Markets, Inc.                                $3,900,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 61 series or funds.

               The Trust's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street                                                                                    Robin Gourmet
 Denver, CO 80206        Trustee      4/00-Present                                                     Burgers, Inc.
 Age 60
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co. and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor Emeritus of          61               Co-founder and
 151 Detroit Street                                    Business, University of                         Managing
 Denver, CO 80206                                      Colorado. Formerly, Professor                   Director of
 Age 60                                                of Business, University of                      Roaring Fork
                                                       Colorado, Colorado Springs,                     Capital
                                                       CO (1986-2004); Distinguished                   Partners
                                                       Visiting Professor of                           (private equity
                                                       Business (2001-2002),                           firm).
                                                       Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUND         SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
----------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President            61               N/A
 151 Detroit Street                                    (1978-2002) and Chief
 Denver, CO 80206                                      Executive Officer (1994-
 Age 66                                                2002) of Janus Capital or
                                                       Janus Capital Corporation;
                                                       President and Director (1994-
                                                       2002) of the Janus
                                                       Foundation; Chairman and
                                                       Director (1978-2002) of Janus
                                                       Capital Corporation; and
                                                       Director (1997-2001) of Janus
                                                       Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------

* The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

-------------------------------------------------------------------------------------------------
                                            OFFICERS
-------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                         TERM OF OFFICE*
 DECEMBER 31, 2003     POSITIONS HELD    AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           WITH FUND         TIME SERVED      FIVE YEARS
-------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice    1/01-Present     Vice President of Janus Capital and
 151 Detroit Street    President and                      Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio                          accounts. Formerly, Senior Analyst
 Age 42                Manager                            (1996-1999) for Janus Capital
                       Janus Adviser                      Corporation.
                       Money Market
                       Fund
-------------------------------------------------------------------------------------------------
 Anita E. Falicia      Vice President,   10/02-Present    Vice President of Investment Accounting
 151 Detroit Street    Treasurer and                      of Janus Capital. Formerly, Assistant
 Denver, CO 80206      Principal                          Vice President (2000-2002) of
 Age 35                Accounting                         Investment Accounting of Janus Capital
                       Officer                            or Janus Capital Corporation; Director
                                                          (1999-2000) of Investment Accounting of
                       Chief Financial   10/02-11/03      Janus Capital Corporation; and Director
                       Officer                            (1997-1999) of Fund Accounting of Janus
                                                          Capital Corporation.
-------------------------------------------------------------------------------------------------
 Bonnie M. Howe        Vice President    4/00-Present     Vice President and Assistant General
 151 Detroit Street                                       Counsel to Janus Capital, Janus
 Denver, CO 80206                                         Distributors LLC and Janus Services
 Age 38                                                   LLC. Formerly, Assistant Vice President
                                                          (1997-1999) and Associate Counsel
                                                          (1995-1999) for Janus Capital
                                                          Corporation and Assistant Vice
                                                          President (1998-2000) for Janus Service
                                                          Corporation.
-------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   General Counsel   4/04-Present     Senior Vice President and General
 151 Detroit Street                                       Counsel of Janus Capital; Vice
 Denver, CO 80206      Vice President    4/00-Present     President and Assistant General Counsel
 Age 38                and Secretary                      of Janus Distributors LLC and Janus
                                                          Services LLC. Formerly, Vice President
                                                          of Domestic Funds of Janus Capital
                                                          (2000-2004); Assistant General Counsel
                                                          of Janus Capital (1999-2004); Assistant
                                                          Vice President (1997-1999) of Janus
                                                          Capital Corporation; Chief Compliance
                                                          Officer, Director and President
                                                          (1997-1999) of Janus Distributors,
                                                          Inc.; and Assistant Vice President
                                                          (1998-2000) of Janus Service
                                                          Corporation.
-------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President    6/02-Present     Vice President and Chief Compliance
 151 Detroit Street    and Chief                          Officer of Janus Capital, Janus
 Denver, CO 80206      Compliance                         Distributors LLC and Janus Services
 Age 46                Officer                            LLC; Chief Compliance Officer of Bay
                                                          Isle Financial LLC and Enhanced
                                                          Investment Technologies, LLC. Formerly,
                                                          Assistant Vice President of Janus
                                                          Services LLC (2002-2004); Senior Vice
                                                          President and Director (1985-2000) of
                                                          Mutual Fund Compliance for Van Kampen
                                                          Funds.
-------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

-------------------------------------------------------------------------------------------------
                                            OFFICERS
-------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                         TERM OF OFFICE*
 DECEMBER 31, 2003     POSITIONS HELD    AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           WITH FUND         TIME SERVED      FIVE YEARS
-------------------------------------------------------------------------------------------------
 Girard C. Miller      President and     11/03-Present    Executive Vice President and Chief
 151 Detroit Street    Chief Executive                    Operating Officer of Janus Capital
 Denver, CO 80206      Officer                            Group Inc. and Janus Capital; President
 Age 52                                                   of Janus Distributors LLC and Janus
                                                          Capital International LLC; Executive
                                                          Vice President of Janus Services LLC;
                                                          President and Director of Janus
                                                          Management Holdings Corporation; Chief
                                                          Operating Officer and President of
                                                          Capital Group Partners, Inc.; and
                                                          Director of Janus World Funds and Janus
                                                          Capital Trust Manager Limited.
                                                          Formerly, President and Chief Executive
                                                          Officer of ICMA Retirement Corporation
                                                          (1993-2003).
-------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

-------------------------------------------------------------------------------------------------
                                            OFFICERS
-------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                         TERM OF OFFICE*
 DECEMBER 31, 2003     POSITIONS HELD    AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           WITH FUND         TIME SERVED      FIVE YEARS
-------------------------------------------------------------------------------------------------
 Loren M. Starr        Vice President    11/03-Present    Senior Vice President and Chief
 151 Detroit Street    and Chief                          Financial Officer of Janus Capital and
 Denver, CO 80206      Financial                          Janus Capital Group Inc.; Vice
 Age 42                Officer                            President and Chief Financial Officer
                       President and     09/02-11/03      of Janus Services LLC, Janus
                       Chief Executive                    Distributors LLC, Janus Management
                       Officer                            Holdings Corporation and Janus
                                                          Institutional Services LLC; Vice
                                                          President, Treasurer, Chief Financial
                                                          Officer and Director of Janus
                                                          International Limited; Director of
                                                          Janus Holdings Corporation and Janus
                                                          International Holdings LLC; and Board
                                                          member of Janus Global Funds SPC.
                                                          Formerly, Director of Janus Capital
                                                          Trust Manager Limited (2001-2004),
                                                          Janus World Principal Protected Funds
                                                          (2002-2004), Janus International (Asia)
                                                          Limited (2002-2004) and Janus World
                                                          Funds (2001-2004); Vice President,
                                                          Treasurer and Chief Financial Officer
                                                          of Enhanced Investment Technologies,
                                                          LLC (2003-2004); Vice President and
                                                          Chief Financial Officer of Janus
                                                          Capital International LLC (2002-2003);
                                                          Interim Director of Janus Capital
                                                          (2002-2003); Vice President of Finance,
                                                          Treasurer, Chief Financial Officer
                                                          (2001-2002) and Director (2002) of
                                                          Janus International Holding, Inc.; and
                                                          Managing Director, Treasurer and Head
                                                          of Corporate Finance and Reporting
                                                          (1998-2001) for Putnam Investments.
-------------------------------------------------------------------------------------------------
 Heidi J. Walter       Vice President    4/00-Present     Vice President and Assistant General
 151 Detroit Street                                       Counsel to Janus Capital and Janus
 Denver, CO 80206                                         Services LLC. Formerly, Vice President
 Age 36                                                   and Senior Legal Counsel (1995-1999)
                                                          for Stein Roe & Farnham, Inc.
-------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term.

               The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:

--------------------------------------------------------------------------------------------
                                                       MEMBERS            NUMBER OF MEETINGS
                                                       (INDEPENDENT       HELD DURING LAST
                     FUNCTIONS                         TRUSTEES)          FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT COMMITTEE     Reviews the financial reporting   John W. McCarter,  8
                     process, the system of internal   Jr. (Chairman)
                     control over financial            Dennis B. Mullen
                     reporting, disclosure controls    William D.
                     and procedures, Form N-CSR        Stewart
                     filings and the audit process.
                     The Committee's review of the
                     audit process includes, among
                     other things, the appointment,
                     compensation and oversight of
                     the auditors and pre-approval of
                     all audit and non-audit
                     services.
--------------------------------------------------------------------------------------------
 BROKERAGE           Reviews and makes                 James T. Rothe     4
 COMMITTEE           recommendations regarding         (Chairman)
                     matters related to the Trusts'    William F.
                     use of brokerage commissions and  McCalpin
                     placement of portfolio            Dennis B. Mullen
                     transactions.
--------------------------------------------------------------------------------------------
 LEGAL AND           Oversees compliance with various  William F.         4
 REGULATORY          procedures adopted by the         McCalpin
 COMMITTEE           Trusts, reviews registration      (Chairman)
                     statements on Form N-1A,          William D.
                     oversees the implementation and   Stewart
                     administration of the Trusts'     Martin H.
                     Proxy Voting Guidelines and the   Waldinger
                     administration of the Trusts'
                     Code of Ethics.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       MEMBERS            NUMBER OF MEETINGS
                                                       (INDEPENDENT       HELD DURING LAST
                     FUNCTIONS                         TRUSTEES)          FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY MARKET        Reviews various matters related   Martin H.          4
 COMMITTEE           to the operations of the Janus    Waldinger
                     Money Market Funds, including     (Chairman)
                     compliance with their Money       William F.
                     Market Fund Procedures.           McCalpin
                                                       James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING AND      Identifies and recommends         Dennis B. Mullen   4
 GOVERNANCE          individuals for election as       (Chairman)
 COMMITTEE           Trustee, consults with            John W. McCarter,
                     Management in planning Trustee    Jr.
                     meetings, and oversees the        William D.
                     administration of, and ensures    Stewart
                     the compliance with, the Trusts'
                     Governance Procedures and
                     Guidelines adopted by the
                     Trustees.
--------------------------------------------------------------------------------------------
 PRICING COMMITTEE   Determines the fair value of      William D.         15
                     restricted securities and other   Stewart
                     securities for which market       (Chairman)
                     quotations are not readily        James T. Rothe
                     available, or that are deemed     Martin H.
                     not to be reliable, pursuant to   Waldinger
                     procedures adopted by the
                     Trustees.
--------------------------------------------------------------------------------------------

               The table below gives the dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2003. As of December 31, 2003, none of the Trustees owned Shares of the Fund described in this SAI.


------------------------------------------------------------------------------------
                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          JANUS FUNDS
------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------
 Dennis B. Mullen         over $100,000
------------------------------------------------------------------------------------
 William F. McCalpin      over $100,000
------------------------------------------------------------------------------------
 John W. McCarter, Jr.    over $100,000
------------------------------------------------------------------------------------
 James T. Rothe           over $100,000
------------------------------------------------------------------------------------
 William D. Stewart       over $100,000
------------------------------------------------------------------------------------
 Martin H. Waldinger      over $100,000
------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------
 Thomas H. Bailey         over $100,000
------------------------------------------------------------------------------------

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds.

                                                Aggregate Compensation      Total Compensation
                                                  from the Fund for      from the Janus Funds for
                                                  fiscal year ended         calendar year ended
Name of Person, Position                            July 31, 2004          December 31, 2003(1)
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee                   $62                     $304,500
William F. McCalpin, Trustee                             $56                     $234,000
John W. McCarter, Jr., Trustee                           $40                     $225,000
James T. Rothe, Trustee                                  $56                     $267,750
William D. Stewart, Trustee                              $43                     $234,000
Martin H. Waldinger, Trustee                             $56                     $234,000
INTERESTED TRUSTEE
Thomas H. Bailey, Trustee(2)                             $ 0                     $      0

(1) As of December 31, 2003, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.
(2) Mr. Bailey is being treated as an interested person of the Fund and Janus Capital and is compensated by Janus Capital.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Class I Shares of the Fund can be purchased only through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Not all financial intermediaries offer Class I Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the Fund.

               Class A Shares and Class C Shares of the Fund are only available for purchase by exchange of Class A Shares and Class C Shares of another Fund of Janus Adviser Series or Janus Adviser, another Trust advised by Janus Capital.

               In order to receive a day's dividend, your order for any class of Shares must be received in good order by the close of the regular trading session of the New York Stock Exchange ("NYSE").

CLASS C SHARES AND CLASS I SHARES

               Class C Shares and Class I Shares of the Fund are purchased at the net asset value per share as determined at the close of regular trading session of the NYSE next occurring after a purchase order is received in good order by the Fund or its authorized agent.

CLASS A SHARES

               The price you pay for Class A Shares is the public offering price, which is the net asset value next determined after the Fund or its agent receives in good order your order. Your financial intermediary may charge you a separate additional fee for transactions in Class A Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------

CLASS A SHARES AND CLASS I SHARES

               As described in the Prospectuses, Class A Shares and Class I Shares have adopted a distribution and shareholder servicing plan (the "Class A Plan" and the "Class I Plan", respectively) adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class I Shares of the Fund for activities that are primarily intended to result in sales of Class A Shares and Class I Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Fund's distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by the intermediaries' customers. On April 3, 2002, the Trustees unanimously approved the Class I Plan which became effective on that date. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares. On July 14, 2004, the Trustees unanimously approved the Class A Plan.

CLASS C SHARES

               As described in the Prospectus, Class C Shares has adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of the Fund for activities which are primarily intended to result in sales of Class C Shares of the Fund. In addition, the Plan permits payment of up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by the Fund from 1.00% to 0.25%. This waiver will continue at least until December 1, 2005. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

               The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.

               Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. For the fiscal year ended July 31, 2004 Class C Shares and Class I Shares of the Fund paid a total of $666 and $44,176, respectively to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Class C Plan and Class I Plan. For the fiscal year ended July 31, 2004, Janus Distributors did not receive any 12b-1 fees from Class A Shares of the Fund because Class A Shares did not commence operations until September 30, 2004.

               For the fiscal year ended July 31, 2004, the total amount received by Janus Distributors for the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C Shares was $288. Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares for the fiscal year ended July 31, 2004, because Class A Shares were not available until September 30, 2004.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Redemptions, like purchases, may only be effected through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

               Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of net asset value is not reasonably practicable.

CLASS A SHARES

               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of original purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

CLASS C SHARES

               A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of original purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month.

               The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.

               All income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the net asset value determined on the first business day following the record date.

               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

CLASS C SHARES AND CLASS I SHARES

               Officers and Trustees as a group own less than 1% of the outstanding Class C Shares or Class I Shares of the Fund. As of September 2, 2004, the percentage ownership of each entity owning 5% or more of the outstanding Class C Shares or Class I Shares is listed below:

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  MONEY MARKET FUND
    Class C Shares              Citigroup Global Markets Inc.
                                333 West 34th Street - 3rd Floor
                                New York, NY 10001-2402                      21.25%



    Class I Shares              Reliance Trust Co Custodian
                                FBO Heartland Health 401K
                                PO Box 48529
                                Atlanta, GA 30362-1529                       15.91%



                                Reliance Trust Co Custodian
                                FBO Garney Holding ESOP
                                PO Box 48529
                                Atlanta, GA 30362-1529                       10.04%



                                Reliance Trust Co Custodian
                                FBO Grey Eagle Distr DC Plan
                                PO Box 48529
                                Atlanta, GA 30362-1529                        8.91%

               As of September 2, 2004, the following shareholders owned 25% or more of the outstanding Class C Shares of the Fund:

                                                                           PERCENTAGE
  FUND                          SHAREHOLDER AND ADDRESS OF RECORD          OWNERSHIP
  -----------------------------------------------------------------------------------
  MONEY MARKET FUND
    Class C Shares              Pershing LLC
                                PO Box 2052
                                Jersey City, NJ 07303-2052                   44.06%



                                Legg Mason Wood Walker Inc
                                PO Box 1476
                                Baltimore, MD 21203-1476                     34.63%

               This ownership is by nominee only and does not represent beneficial ownership of the shares, because the record owners listed have no investment discretion or voting power with respect to such shares.

               To the knowledge of the Fund, no other shareholder owned 5% or more of the outstanding Class C Shares or Class I Shares of the Fund as of September 2, 2004.

CLASS A SHARES

               As of September 30, 2004 all of the outstanding Class A Shares of the Fund were owned by Janus Capital, which provided seed capital for the Class.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act, which was organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust consists of fifteen series of shares, known as "Funds," fourteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class I Shares previously had no class designation.

               The Fund was formed from the reorganization of the Retirement Shares of the Money Market Portfolio of Janus Aspen Series into the Fund on July 31, 2000.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Fund participate equally in dividends and other distributions by Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.

               Money Market Fund offers three classes of shares. The Shares offered in this SAI are offered only through retirement and pension plans, brokers, bank trust departments, financial advisers and other financial intermediaries.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of the other Funds or class of the Trust. A shareholder is entitled to one vote for each share owned.

               Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

               The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the

               Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.

               As mentioned in "Shareholder Meetings", each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audit the Fund's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

               The following audited financial statements for the Fund's Class I Shares and Class C Shares for the period ended July 31, 2004, are hereby incorporated into this SAI by reference to the Fund's Annual Report dated July 31, 2004. No financial statements are available for Class A Shares because Class A Shares had not commenced operations as of July 31, 2004.

               Schedule of Investments as of July 31, 2004

               Statement of Assets and Liabilities as of July 31, 2004

               Statement of Operations for the year ended July 31, 2004

               Statement of Changes in Net Assets for the periods indicated

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Registered Public Accounting Firm

               The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

               The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS

               S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/ VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES

               Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

Fitch

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.



                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.



                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

               1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

               2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. General Obligation Bonds are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

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               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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